                                                                               Registration No. ___-______
                                                                                         File No. 811-22261

                                              UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                           Washington, DC 20549

                                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         [X]
Pre-Effective Amendment No.                                                                                   [   ]
Post-Effective Amendment No.                                                                                  [   ]

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                 [X]
         Amendment No.

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                           OPPENHEIMER INSTITUTIONAL TREASURY MONEY MARKET FUND
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                            (Exact Name of Registrant as Specified in Charter)

                          6803 South Tucson Way, Centennial, Colorado 80112-3924
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                           (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                                           Robert G. Zack, Esq.
                                          OppenheimerFunds, Inc.
              Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [   ]    on _______________ pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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The  Registrant  hereby  amends the  Registration  statement  on such date or dates as may be necessary to delay its effective date until the Registrant  shall file a further  amendment which  specifically  states that this  Registration  Statement shall  thereafter  become  effective in accordance with section 8(a) of the  Securities Act of 1933 or until the  Registration  Statement  shall become  effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER
TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE
SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

Oppenheimer
Institutional Treasury Money Market Fund

Preliminary Prospectus dated ________, 200__

                                                             Oppenheimer Institutional Treasury Money Market Fund is
                                                             a money market mutual fund. Its objective is to seek
                                                             current income with liquidity and stability of
                                                             principal. The Fund invests exclusively in U.S.
                                                             Treasury bills, bonds and notes, and other obligations
                                                             issued or guaranteed by the U.S. Treasury and
                                                             repurchase agreements fully collateralized by such
                                                             obligations.

                                                                      This prospectus contains important information
                                                             about the Fund's objective, its investment policies,
                                                             strategies and risks. It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund and other account features. Please read this
                                                             prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

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CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Principal Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class E
                  Class L
                  Class P

                  How to Sell Shares
                  By Mail
                  By Telephone

                  Shareholder Account Rules and Policies

                  Dividends and Taxes

                  Financial Highlights

21

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund's objective is to seek current income with liquidity and stability of principal.

WHAT DOES THE FUND INVEST IN?  Under normal conditions, the Fund invests its assets exclusively in U.S. Treasury bills, bonds and notes, and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by such
obligations.       OppenheimerFunds, Inc. will serve as the Fund's investment manager (the "Manager").

WHO IS THE FUND DESIGNED FOR? The Fund is designed for institutional investors who want to earn income at money market rates while preserving liquidity and the value of their investment.  The Fund will invest in U.S. Treasury bills, bonds and notes, and other
obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by such obligations   to seek
current income with liquidity and stability of principal and to try to maintain a stable share price of $1.00. Income on short-term securities tends to be lower than income on longer-term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund also offers liquidity by providing access to a shareholder's investment, on any regular business day (as defined below), through wire redemption privileges. The Fund does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. However, the Fund's investments must meet strict standards set by its Board of Trustees and special rules for money market funds under Federal law. Those rules include requirements for maintaining high credit quality in the Fund's portfolio, a short average portfolio maturity to reduce the effects of changes in prevailing interest rates and diversification of the Fund's investments among issuers to reduce the effects of a default by any one issuer on the Fund's portfolio.

         Even so, there are risks that the issuer of an obligation that the Fund holds could have its credit rating downgraded or could default, or that interest rates could rise sharply, causing the value of the Fund's investments (and its share prices) to fall.
If there is a high demand for the redemption of Fund shares that was not anticipated, the Fund might have to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

         There is also the risk that the value of your investment could be eroded over time by the effects of inflation or that poor security selection by the Manager will cause the Fund to underperform other funds having similar objectives.

         Repurchase agreements entered into by the Fund must be fully collateralized by U.S. Treasury bills, bonds and notes, and other obligations issued or guaranteed by the U.S. Treasury. However, if the counterparty fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

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An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.
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The Fund's Past Performance

Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available.  After the Fund has commenced investment operations you can contact the Transfer Agent at the toll-free telephone number on the back cover of this prospectus to obtain the Fund's performance information and the Fund's current 7-day yield information. Past performance is not necessarily an indication of how the Fund will perform in the future.

 .

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.
The Fund pays a variety of expenses directly for the management of its assets, administration and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. "Other Expenses" and "Total Annual Operating Expenses" are each Fund's anticipated expenses during its first fiscal year.

Shareholder Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. There are no redemption fees and no contingent deferred sales charges.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------- --------------------------- --------------------------- ---------------------------
                                          Class E                     Class L                     Class P
                                           Shares                      Shares                      Shares
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Management Fees                            0.15%                       0.15%                       0.15%
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Distribution (12b-1) Fees                   None                        None                       0.05%
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Other Expenses(1)                          0.04%                       0.04%                       0.04%
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Total Annual Operating                     0.19%                       0.19%                       0.24%
Expenses(2)
-------------------------------- --------------------------- --------------------------- ---------------------------

1. Expenses may vary in future years. "Other Expenses" are estimates of, transfer agent fees, custodial expenses, and accounting and legal expenses among others, based on the Manager's projections of what those expenses will be during the Fund's first fiscal year.
2. The "Total Annual Operating Expenses" in the table are based on, among other things, the estimated fees the Fund would pay. The
Manager has agreed to waive  a portion of its fee under a voluntary undertaking to the Fund to limit the Fund's Total Annual
Operating Expenses to 0.19%, 0.19%  and 0.24% of average daily net assets per fiscal year for Class E, Class L and Class P,
respectively .   This undertaking may be amended or withdrawn at any time.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are the expenses shown in the table above. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

----------------------- ---------------------- ----------------------
                               1 Year                 3 Years
----------------------- ---------------------- ----------------------
----------------------- ---------------------- ----------------------
Class E                           $                      $
----------------------- ---------------------- ----------------------
----------------------- ---------------------- ----------------------
Class L                           $                      $
----------------------- ---------------------- ----------------------
----------------------- ---------------------- ----------------------
Class P                           $                      $
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About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. Under normal conditions, the Fund invests exclusively in U.S. Treasury bills, bonds and notes, and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by such obligations.  The allocation of the Fund's portfolio among different types of U.S Treasury bills, bonds, and notes, and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements fully collateralized by such obligations may vary over time based upon the Manager's evaluation of economic and market trends.

         The Manager tries to reduce risks by diversifying investments and by carefully researching investments before they are purchased. The rate of the Fund's income will vary from day-to-day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

What Does the Fund Invest In?
o        Money market instruments are high-quality, short-term, dollar-denominated debt instruments. They may have fixed, variable or floating interest rates. All of the Fund's money market investments must meet the special quality and maturity requirements set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the special standards set by the Fund's Board of Trustees, described briefly below.
o        The Fund can invest its assets in U.S. Treasury bills, bonds and notes, and other obligations issued or guaranteed by the
         U.S. Treasury.  These securities are supported by the full faith and credit of the United States, which means that payment of interest and principal is guaranteed, but yield and market value are not guaranteed.  The Fund may also invest in debt instruments of non-U.S. Government entities that are backed by the full faith and credit of the United States pursuant to the Federal Deposit Insurance Corporation (FDIC) Debt Guarantee Program or other similar programs that may be established by the United States Government from time to time.
o        The Fund may also enter into repurchase agreements which are fully collateralized by U.S. Treasury bills, bonds and notes, and other obligations issued or guaranteed by the U.S. Treasury.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the counterparty for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the counterparty fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

Fixed Income Market Risks. Recent developments relating to subprime mortgages have adversely affected fixed income securities markets in the United States, Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

         To the extent the Fund invests in debt instruments or securities of non-U.S. Government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program, or other similar programs, there is the possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.

Investments By Other Oppenheimer Funds. Class E shares of the Fund are offered as an investment to funds managed or sub-advised by
the Manager or an affiliate (the "Oppenheimer Funds"), including as a   "sweep" investment for the Oppenheimer Funds' uninvested
cash, and  investments by "funds of funds." The Fund's Board of Trustees has approved making the Fund's shares available as an investment to those funds. The Oppenheimer Funds may invest all or a portion of their assets in shares of the Fund and, either individually or collectively, they may own a significant portion of the Fund's outstanding shares. The Oppenheimer Funds may increase or reduce the amount of their investments in the Fund frequently, which may occur on a daily basis under volatile market conditions.
Depending on a number of factors, such as the flows of cash into and from the Fund as a result of the activity of other investors and the Fund's then-current liquidity, the Oppenheimer Funds' purchases and redemptions could require the Fund to purchase or sell portfolio securities, if the size of the Oppenheimer Funds' purchases or redemptions were significant relative to the size of the
Fund. Such purchases or redemptions of portfolio securities may increase the Fund's transaction costs and/or reduce its performance.

Share Reduction Risk. Share reduction risk is the risk that, under certain circumstances, the Fund may need to reduce the number of shares held by each shareholder in order to maintain a $1.00 net asset value per share.

WHAT CREDIT QUALITY AND MATURITY STANDARDS APPLY TO THE FUND'S INVESTMENTS? Money market instruments are subject to credit risk, which is the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The
Fund may buy only those investments that meet standards set by its Board of Trustees and the Investment Company Act rules for money market funds.

         In general, the Fund buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase. "High-quality" investments are:
     o   rated in one of the two highest short-term rating categories of two national rating organizations, or
     o   rated by one rating organization in one of the two highest rating categories (if only one rating organization has rated the investment), or
     o   unrated investments, subject to review by the Fund's Board of Trustees, that the Manager determines are comparable in quality to the two highest rating categories.

         The Investment Company Act rule for money market funds also limits the amount of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. Generally a security's maturity must not exceed 397 days. Finally, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Board of Trustees of the Fund may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below.
The Fund might not always use all of them. These techniques involve risks, although some of them are designed to help reduce overall investment or market risks. The Statement of Additional Information contains more information about some of these practices.

Floating Rate/Variable Rate Notes. The Fund can purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank. If the maturity of a note is greater than 397 days, it may be purchased only if it has a demand feature. That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings, as of the most recent prior close of the New York Stock Exchange (the
"NYSE"), are posted on the Fund's website at www.oppenheimerfunds.com on each business day. Therefore, the Fund's portfolio holdings are made publicly available no later than one business day after the close of trading on the NYSE on each day on which the NYSE is open.

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the
Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement which states the
Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $____ billion in assets as of ______, 200__, including other Oppenheimer funds with more than _______ shareholder accounts. The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate of 0.15% of average annual net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract will be available in the Fund's Semi-Annual Report to the shareholders for the fiscal period ending May 31, 2009.

Portfolio Manager. The Fund's portfolio is managed by Carol E. Wolf who is primarily responsible for the day-to-day management of the
Fund's investments.

Ms. Wolf has been a Vice President and Portfolio Manager of the Fund since its inception. Ms. Wolf has been a Senior Vice President of the Manager since June 2000 and of HarbourView Asset Management Corporation since June 2003. She is an officer of eight other portfolios in the OppenheimerFunds complex. She was formerly Vice President of the Manager from June 1990 through June 2000.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts they manage and their ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

Class E, Class L and Class P shares of the Fund may be purchased as described below. The Fund's Distributor, OppenheimerFunds
Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through a Financial Intermediary. Class P shares can only be purchased through a dealer, broker or financial institution that has a sales agreement with the Distributor. The dealer or other financial intermediary will place the order with the
Distributor on an investor's behalf. A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor. To purchase Class L shares, complete an institutional account application and return it to
"OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you do not list a dealer on the application, the Distributor will act as your agent in buying Class L shares.

           We recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you.  Class E shares may only be purchased by other Oppenheimer Funds, the Manager, and their affiliates.Paying by
Federal Funds Wire. Shares purchased through the Distributor must be paid for by Federal Funds wire. Purchase orders will not become effective on any day unless the Federal Funds wire payment is initiated prior to the time that the Fund's net asset value is calculated and is received prior to the Fund's close of business, as described below.  For more information regarding Federal Funds wires and instructions, please call 1.800.645.2028.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000,000 and make additional investments at any time in any amount. No minimum investment requirement applies to Class E shares or to the reinvestment of dividends from the Fund in any class. You do not need to maintain a minimum balance in your Fund account.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share. No initial sales charge applies. The offering price that applies to a purchase order is the next net asset value calculated after the purchase order is accepted. The Fund's net asset value per share is generally calculated one hour after the close of the New York Stock Exchange
(the "NYSE"), on any day that both the NYSE and the Federal Reserve Bank of Kansas City are open for business (referred to in this prospectus as a "regular business day"). The NYSE generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days.
Payment by Federal Funds wire must be initiated prior to the time that the Fund's net asset value is calculated and must be received by the Fund's close of business, which is usually two hours
after the close of the NYSE.

         However, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the
Federal Reserve Bank of Kansas City or the NYSE closes early, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. In addition, the Board of Trustees of the Fund may change the time as of which a Fund's NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the Securities and Exchange Commission. In the event the NYSE does not open for business because of an emergency, the
Fund may, but is not required to, open for purchases if the Federal Reserve wire payment system is open. Contact the Fund's office at
1.800.645.2028 for specific information or to learn whether the Fund is open for business on such days.

         Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of Class P purchase orders.

Net Asset Value.  The net asset value per share for each share class is determined by dividing the value of the Fund's net assets attributable to the class by the number of shares of the class that are outstanding on that day. Under a policy adopted by the Fund's
Board of Trustees, the Fund uses the amortized cost method to determine its net asset value. The Fund intends to accrue all income daily to preserve a net asset value of $1.00 per share. However, there is no guarantee the Fund will be able to maintain a stable
$1.00 net asset value. Newly-purchased shares will begin to accrue dividends on the day the purchase order is accepted. The Fund's dividends normally are calculated one hour after the close of trading on the NYSE on each regular business day.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund currently offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and therefore may have different returns.
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Class E Shares. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates.
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Class L Shares. Class L shares are offered directly to institutional investors.
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Class P Shares. Class P shares are available only through an investment professional.  Additional processing fees may apply.
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WHO CAN BUY SHARES? Class E, L and P shares are sold at net asset value per share without any initial sales charge. Class E shares are only sold to other Oppenheimer Funds, the Manager and their affiliates.  Class L shares are sold directly to institutional investors.  Class P shares may only be sold through an investment professional.  Additional processing fees may apply to your investment when you buy or sell Class P shares of the Fund through a broker or other investment professional.

SERVICE (12b-1) PLAN

Service Plan for Class P Shares. The Fund has adopted a Service Plan for Class P shares that reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made quarterly at an annual rate of up to 0.05% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class P shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the
Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments.
Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing."
Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the
Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the
Financial Industry Regulatory Authority (FINRA), formerly known as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and
Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of
Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the
Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

Purchasing Shares. You may purchase shares by phone, by calling 1.800.645.2028 for instructions.

Selling Shares. You can redeem shares by phone, by calling 1.800.645.2028. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier) at 1.720.875.2104. Please call 1.800.645.2028 for information about which transactions may be handled this way.
Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by fax, or by telephone. All redemption proceeds will be sent by Federal Funds wire.  Redemption proceeds will not be mailed by check. If a redemption order is received prior to the time that the Fund's net asset value is calculated, proceeds from such redemption will normally be wired out the same day. Federal wire redemption requests that are received on days when the Federal Reserve Bank of Kansas City is closed will receive the next net asset value calculated, but the redemption proceeds will not be transmitted to the investor until the next day on which the Federal Reserve Bank of Kansas City is open, which will generally be the next business day.  If you have questions about any of these procedures please call the Transfer Agent first, at
1.800.645.2028, for assistance.

         Shareholders will not earn a dividend on the day a redemption request is processed.  It is important to note that redemption orders placed later in the day - especially between 3:00 p.m. and 5:00 p.m. Eastern time - will be processed by the Fund, but your bank account or your account with your financial intermediary may not receive the proceeds in a timely manner if the Federal Reserve
Bank branch is experiencing delays in the transfer of funds.  After a redemption order has been processed by the Fund and a redemption wire has been initiated, neither the Fund nor the Transfer Agent will assume any responsibility for the performance of the shareholder's receiving bank, or any of its intermediaries. You are advised to place your redemption orders as early in the day as possible.

When Do I Need A Medallion Signature Guarantee to Redeem Shares? A Medallion signature guarantee will be required if you would like to change your current bank designation and did not provide a Medallion Signature Guarantee on the account application.

         Any redemption request that requires money to go to an account other than that designated on the account application must be in writing and signed by an authorized person designated on the account application.

Where Can You Obtain a Medallion Signature Guarantee? A Medallion signature guarantee is designed to protect your account from fraud.
Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a medallion signature guarantee.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must include your title in the signature and may be requested to provide additional information.

Receiving Redemption Proceeds by Wire. The proceeds of the shares you sell will be sent by Federal Funds wire to a previously designated bank account. It must be a commercial bank that is a member of the Federal Reserve wire system. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.645.2028.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
         o    Your name
         o    The Fund's name
         o    Your Fund account number (from your account statement)
         o    The dollar amount or number of shares to be redeemed
         o    Any special payment instructions
         o    The signatures of all registered owners exactly as the account is registered, and
         o    Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.
                          Use the following address for regular mail:
                                   OppenheimerFunds Services
                                         P.O. Box 5270
                                    Denver, Colorado 80217
                    Use the following address for courier or express mail:
                                     OppenheimerFunds Services
                                      12100 East Iliff Avenue
                                             Suite 300
                                       Aurora, Colorado 80014

         Your shares will be sold at the next net asset value calculated after your order is received by the Transfer Agent in proper form (which means that it must comply with the procedures described herein).

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent prior to the time that the Fund's net asset value is calculated on that day.

Telephone Redemptions by Wire. The Federal Funds wire of the redemption proceeds will normally be transmitted on the business day that the Fund receives your order; provided that such order is received in proper form (which means that it must comply with the procedures described herein) prior to the time that the Fund's net asset value is calculated. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH A FINANCIAL INTERMEDIARY? The Distributor has made arrangements to repurchase Fund shares from dealers, brokers and financial institutions on behalf of their customers. Brokers, dealers or other financial intermediaries may charge a processing fee for that service. If shares are held in the name of a dealer or other financial intermediary, they must be redeemed through the dealer or other financial intermediary.

Will I Pay a Sales Charge When I Sell My Shares? The Fund does not charge a fee when you redeem shares of this Fund that you bought directly or by reinvesting dividends or distributions from this Fund.

Shareholder Account Rules and Policies

         More information about the Fund's policies and procedures for buying and selling shares is contained in the Statement of
Additional Information.

No Annual "Minimum Balance Fee" is assessed on any Fund account.  You do not need to maintain a minimum balance in your Fund account.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases or redemptions may be modified, suspended or terminated by the Fund at any time. The
Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Payment for redeemed shares ordinarily is made in cash and transmitted on the business day that the Fund receives your order;
provided that such order is received in proper form (which means that it must comply with the procedures described herein) prior to the time that the Fund's net asset value is calculated. There is a possibility, however, that the wire may be delayed up to seven days. Further, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number or Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances to open corporate accounts.
The Fund or the Transfer Agent may use this information to attempt to verify an investor's identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify an investor's identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem the shares and close the account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to investors, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.645.2028. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income one hour after the close of trading on the NYSE on each regular business day to shareholders of record. These dividends accrue daily and are distributed on the last business day of each month.

            To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Daily dividends will be declared but not paid on newly purchased shares before Federal Funds are available to the Fund from the purchase payment for such shares.

CAPITAL GAINS. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have three options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by Federal Fund wire.
Receive All Distributions in Cash. You can elect to receive cash for all dividends and capital gains distributions forwarded by
Federal Funds wire.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. The Fund expects that its distributions will consist primarily of ordinary income, which is subject to Federal income tax and may be subject to state or local taxes. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

             Distributions of interest income from U.S. government securities are generally, but not uniformly, free from state and local income taxes. For example, particular states and localities may deny the exemption in the case of particular taxpayers, such as corporations, or in the case of certain types of securities, such as repurchase agreements, asset-backed securities and obligations guaranteed, but not issued, by the U.S. government. States and municipalities may also impose special conditions on distributions from regulated investment companies. You are encouraged to consult your tax adviser on the availability of any exemption under state and local law

         Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

         The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distributions requirements.

         Because the Fund seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

         In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

         If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, the
Fund's ordinary income dividends (which include distributions of net short-term capital gain) generally will be subject to a 30% U.S.
withholding tax, unless a lower rate applies under an income tax treaty. For the Fund's taxable year beginning in 2008, certain distributions that are designated by the Fund as interest-related dividends or short-term gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from dividends, they will not be eligible for this exemption.

         This information is only a summary of certain Federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation. Additional information about the tax information of investing in the Fund is contained in the Statement of Additional Information.

Financial Highlights

Financial information is not provided for the Fund because, as of the date of this prospectus, the Fund has not commenced operations.

INFORMATION AND SERVICES

For More Information on Oppenheimer Institutional Treasury Money Market Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance will be available in the Fund's
Annual and Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affect the Fund's performance during its fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.645.2028
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and
Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address:
publicinfo@sec.gov or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                                     [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. ____________
Printed on recycled paper.
PR_____________

------------------------------------------------------------------------------
Oppenheimer Institutional Treasury Money Market Fund
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.645.2028

Statement of Additional Information dated ________, 2009

      This Statement of Additional Information ("SAI") is not a Prospectus.
This document contains additional information about the Fund and supplements information in the Prospectus dated ____________, 2009. It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents                                                                Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Other Investment Restrictions..............................................
   Disclosure of Portfolio Holdings...........................................
How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Trustees and Oversight Committees.................................
   Trustees and Officers of the Fund..........................................
   The Manager................................................................
Brokerage Policies of the Fund................................................
Service Plan .................................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1

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A B O U T T H E F U N D
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Additional Information About the Fund's Investment Policies and Risks

.......The investment objective and the principal investment policies of the
Fund are described in the Prospectus. This SAI contains supplemental information about those policies and the types of securities that the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), may select for the Fund. Additional explanations are also provided about the strategies the
Fund may use to try to achieve its objective.

The Fund's Investment Policies. The Fund's objective is to seek current income with liquidity and stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates.

      Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.
Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund, since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest regardless of the security's market value fluctuation.
At times, however, the Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or for other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

      |X|   Ratings of Securities -- Portfolio Quality, Maturity and
Diversification. Rule 2a-7 of the Investment Company Act of 1940, as amended
(the "Investment Company Act") places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Manager, under procedures approved by the Fund's Board of Trustees
(the "Board"), has determined have minimal credit risks and are "Eligible
Securities." The rating restrictions described in the Prospectus and this SAI do not apply to banks in which the Fund's cash is kept.

      An "Eligible Security" is one that has a remaining maturity of 397 calendar days or less and has been rated in one of the two highest short-term rating categories for short-term debt obligations by any two "nationally recognized statistical rating organizations," if two such organizations have rated it.  The term "nationally recognized statistical rating organization"
is defined in Rule 2a-7 and is referred to as a "Rating Organization" in this
SAI. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating
Organization. An unrated security that is judged by the Manager, subject to review by the Fund's Board, to be of comparable quality to Eligible
Securities rated by Rating Organizations may also be an "Eligible Security"
under Rule 2a-7.

      Rule 2a-7 permits the Fund to purchase any number of "First Tier
Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by two Rating
Organizations, if two such organizations have rated it. If only one Rating
Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be determined to be First Tier Securities.

      Under Rule 2a-7, the Fund may invest up to only 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not
"First Tier Securities" as described above.  In addition, the Fund may not invest more than:
   o? 5% of its total assets in the securities of any one issuer (other than
      U.S. Government Securities, as defined below); provided, however, that the Fund may invest up to 25% of its total assets in the First Tier
      Securities of a single issuer for a period of up to three business days after the acquisition thereof; provided, further, that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time; or
   o  1% of its total assets or $1 million (whichever is greater) in Second
      Tier Securities of any one issuer (other than U.S. Government
      Securities, as defined below).

      Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and any single portfolio investment may not exceed 397 calendar days remaining to maturity. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with this Rule.

      If a security's credit rating is downgraded, the Manager and/or the
Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a
Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

      If the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an
Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission
("SEC") are A.M. Best Company, Inc., Dominion Bond Rating Service Limited,
Standard & Poor's (a division of the McGraw-Hill Companies), Moody's
Investors Service, Inc., Fitch, Inc., Japan Credit Rating Agency, Ltd.,
Rating and Investment Information, Inc., Egan-Jones Rating Co., Lace
Financial, Inc. and Realpoint LLC.  Appendix A to this SAI contains descriptions of the rating categories of some of those Rating Organizations.
Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

      |X|  Obligations issued or guaranteed by the U.S. Treasury.  The Fund invests its assets in U.S. Treasury bills (which mature within one year of the date they are issued), Treasury notes and bonds (which are issued with longer maturities), and other obligations issued or guaranteed by the U.S.
Treasury.  Such obligations are backed by the full faith and credit of the
United States.  The Fund may also invest in debt instruments of non-U.S.
Government entities that are backed by the full faith and credit of the
United States pursuant to the Federal Deposit Insurance Corporation (FDIC)
Debt Guarantee Program or other similar programs that may be established by the United States Government from time to time.

|X|   Repurchase Agreements. The Fund may enter into repurchase agreements which are fully collateralized by U.S. Treasury securities. It might do so for, among other reasons, liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved counterparty for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank, the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities; provided however, if a broker-dealer is a subsidiary of a U.S.
commercial bank or the U.S. branch of a foreign bank, such broker-dealer does not need to be designated as a primary dealer in government securities.  They must meet the credit requirements set by the Manager from time to time.

      The majority of these transactions run from day-to-day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      The Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements.
Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the Manager determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund may
invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" (or "forward-commitment") basis.
When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

               When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities normally take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement.

               The Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

               When the Fund engages in when-issued and delayed-delivery
transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio, and not for the purpose of investment leverage.

            Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

               At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

               When issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X|   Investment in Other Investment Companies.  The Fund can also invest in the securities of other investment companies, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X|         Illiquid Securities. Under the policies and procedures
established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.

      Illiquid securities the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable.

|X|   Loans of Portfolio Securities.  The Fund may lend its portfolio securities pursuant to a Securities Lending Agency Agreement (the "Securities
Lending Agreement") with Goldman Sachs Bank USA, doing business as Goldman
Sachs Agency Lending ("Goldman Sachs"), subject to the restrictions stated in the Prospectus. The Fund will lend portfolio securities to attempt to increase its income. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities
Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Fund may invest that cash in certain high quality, short-term investments specified in its securities lending procedures. The Fund will be responsible, for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money in the investment or may fail to earn sufficient income to meet its obligations to the borrower.

      The terms of the Fund's portfolio loans must comply with all the applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matter that the Manager determines would have a material effect on the Fund's investment. The
Securities Lending Agreement may be terminated by either Goldman Sachs of the
Fund on 30 days' written notice.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o? 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund as contemplated by the Investment Company Act. The limitations of the following policies may be changed to the extent that the corresponding provisions of the Act are changed by amendment, exemptive or interpretive relief:
         o? The Fund cannot make any investment inconsistent with the Fund's classification as a diversified investment company under the
            Investment Company Act.
o     The Fund cannot invest more than 5% of its total assets in the securities of any issuer (except the U.S. government or its agencies or instrumentalities); provided, however, that the Fund may invest up to 25% of its total assets in the First Tier
            Securities of a single issuer for a period of up to three
            business days after the acquisition thereof; provided, further, that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time.
         o? The Fund cannot invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry or group of related industries (excluding securities issued by the U.S. Government and its agencies and
            instrumentalities and certain instruments issued by domestic banks).
         o? The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
         o? The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
            Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
         o? The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
            Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
         o? The Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.
         o  The Fund cannot issue senior securities to the extent such issuance would violate applicable law.

      Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities, if any). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      Certain of the above restrictions apply to the Fund only to the extent required by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom. If the applicable provisions of the Investment
Company Act, the rules or regulations or any exemption should change, those restrictions will automatically change to reflect the new requirements.
Therefore those fundamental policies may be changed without notice and without a shareholder vote.

      Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. In addition, the
Investment Company Act requires the Fund to adopt a fundamental policy regarding investments in real estate.  Although the Fund is not expected to invest in real estate, to the extent consistent with the Fund's investment objective and its policies, the Fund would be permitted to invest in debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate.  Although unlikely, it is possible that the Fund could, as a result of an investment in debt securities of an issuer, come to hold an interest in real estate if the issuer defaulted on its debt obligations.  Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of its total assets.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?

      The Fund has additional  operating  policies that are not "fundamental,"
and  which  can be  changed  by the  Board  of  Trustees  without  shareholder approval, including the following.

      The Fund cannot purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by such obligations.

      For purposes of the Fund's policy not to concentrate  its investments as described  above,  the Fund has  adopted  classifications  of  industries  and groups  of  related  industries.  These  classifications  are not  fundamental policies.

    Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the
    Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

    The Fund's portfolio holdings, as of the most recent prior close of the
    New York Stock Exchange (the "NYSE"), are posed on the Fund's website at
    www.oppenheimerfunds.com on each business day. Therefore, the Fund's portfolio holdings are made publicly available no later than one business day after the close of trading on the NYSE on each day on which the NYSE is open. The Fund's portfolio holdings are also made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form N-Q. Those
    documents are publicly available at the SEC.

    Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales);
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services); and
o     Dealers to obtain price quotations where the Fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, Financial
            Industry Regulatory Authority ("FINRA"), state securities
            regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
            and
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

    Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Fund has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities               Fixed Income Securities  Nomura Securities
ABN AMRO                     Fortis Securities        Oppenheimer & Co.
AG Edwards                   Fox-Pitt, Kelton         Oscar Gruss
Allen & Co                   Friedman, Billing,       OTA
                             Ramsey
American Technology Research Gabelli                  Pacific Crest Securities
Auerbach Grayson             Garp Research            Piper Jaffray Inc.
Avondale                     Gartner                  Portales Partners
Banc of America Securities   George K Baum & Co.      Punk Ziegel & Co
Barra                        Goldman Sachs            Raymond James
BB&T                         Howard Weil              RBC
Bear Stearns                 HSBC                     Reuters
Belle Haven                  ISI Group                RiskMetrics/ISS
Bloomberg                    ITG                      Robert W. Baird
BMO Capital Markets          Janco                    Roosevelt & Cross
BNP Paribas                  Janney Montgomery        Russell
Brean Murray                 Jefferies                Sandler O'Neil
Brown Brothers               JMP Securities           Sanford C. Bernstein
Buckingham Research Group    JNK Securities           Scotia Capital Markets
Canaccord Adams              Johnson Rice & Co        Sidoti
Caris & Co.                  JP Morgan Securities     Simmons
CIBC World Markets           Kaufman Brothers         Sander Morris Harris
Citigroup Global Markets     Keefe, Bruyette & Woods  Societe Generale
CJS Securities               Keijser Securities       Soleil Securities Group
Cleveland Research           Kempen & Co. USA Inc.    Standard & Poors
Cogent                       Kepler Equities/Julius   Stanford Group
                             Baer Sec
Collins Stewart              KeyBanc Capital Markets  State Street Bank
Cowen & Company              Lazard Freres & Co       Stephens, Inc.
Craig-Hallum Capital Group   Leerink Swan             Stifel Nicolaus
LLC
Credit Agricole Cheuvreux    Lehman Brothers          Stone & Youngberg
N.A. Inc.
Credit Suisse                Loop Capital Markets     Strategas Research
Data Communique              Louise Yamada Tech       Sungard
                             Research
Daiwa Securities             MainFirst Bank AG        Suntrust Robinson
                                                      Humphrey
Davy                         Makinson Cowell US Ltd   SWS Group
Deutsche Bank Securities     McAdmas Wright           Think Equity Partners
Dougherty Markets            Merrill Lynch            Thomas Weisel Partners
Dowling                      Miller Tabak             Thomson Financial
Empirical Research           Mizuho Securities        UBS
Enskilda Securities          Moodys Research          Virtusa Corporation
Exane BNP Paribas            Morgan Stanley           Wachovia Securities
Factset                      Natexis Bleichroeder     Wedbush
Fidelity Capital Markets     Ned Davis Research Group Weeden
First Albany                 Needham & Co             William Blair

How the Fund Is Managed

Organization  and  History.  The Fund is a  diversified,  open-end  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial  interest.  The  Fund was  organized  as a  Massachusetts  business trust on December 9, 2008.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new classes of shares, to reclassify unissued shares into additional classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently offers three classes of shares: Class E, Class L and
Class P.  All share classes invest in the same investment portfolio. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have different returns,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional shares voting  proportionally, on  matters  submitted  to a vote of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act, or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

The Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees.  The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. The Board has an Audit Committee, a
Regulatory & Oversight Committee and a Governance Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees").

       The members of the Audit Committee are David K. Downes (Chairman),
Phillip A. Griffiths, Mary F. Miller, Russell S. Reynolds, Jr., Joseph M.
Wikler and Peter I. Wold. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors").
Other main functions of the Audit Committee outlined in the Audit Committee
Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the
Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent
Trustees; (v) reviewing the independence of the Fund's independent Auditors;
and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Matthew P. Fink
(Chairman), David K. Downes,   Phillip A. Griffiths, Joel W. Motley, Mary Ann
Tynan and Joseph M. Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Joel W. Motley (Chairman),
Matthew P. Fink, Mary F. Miller, Russell S. Reynolds, Jr., Mary Ann Tynan and
Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, and monitors the Fund's proxy voting, among other duties set forth in the Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Trustees of Oppenheimer
Institutional Treasury Money Market Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund           Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free Municipals            Oppenheimer Portfolio Series
Oppenheimer AMT-Free New York Municipals   Oppenheimer Real Estate Fund
Oppenheimer Balanced Fund                  Oppenheimer Rochester Arizona Municipal Fund
                                           Oppenheimer Rochester Maryland Municipal
Oppenheimer Baring China Fund              Fund
                                           Oppenheimer Rochester Massachusetts
Oppenheimer Baring Japan Fund              Municipal Fund
                                           Oppenheimer Rochester Michigan Municipal
Oppenheimer Baring SMA International Fund  Fund
                                           Oppenheimer Rochester Minnesota Municipal
Oppenheimer California Municipal Fund      Fund
                                           Oppenheimer Rochester North Carolina
Oppenheimer Capital Appreciation Fund      Municipal Fund
Oppenheimer Developing Markets Fund        Oppenheimer Rochester Ohio Municipal Fund
                                           Oppenheimer Rochester Virginia Municipal
Oppenheimer Discovery Fund                 Fund
                                           Oppenheimer Select Value Fund
Oppenheimer Emerging Growth Fund           Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                    Oppenheimer SMA Core Bond Fund
Oppenheimer Global Opportunities Fund      Oppenheimer SMA International Bond Fund
Oppenheimer Global Value Fund              Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund   Oppenheimer Transition 2015 Fund
Oppenheimer International Diversified Fund Oppenheimer Transition 2020 Fund
Oppenheimer International Growth Fund      Oppenheimer Transition 2025 Fund
Oppenheimer International Small Company
Fund                                       Oppenheimer Transition 2030 Fund
                                           Oppenheimer Transition 2040 Fund
Oppenheimer Institutional Money Market
Fund                                       Oppenheimer Transition 2050 Fund
Oppenheimer Limited Term California
Municipal Fund                             OFI Tremont Core Strategies Hedge Fund
Oppenheimer Master International Value
Fund, LLC                                  Oppenheimer U.S. Government Trust
Oppenheimer Money Market Fund, Inc.

      In addition to being a Board Member of each of the Board I Funds,
Messrs. Downes and Wruble are directors or trustees of ten other portfolios in the Oppenheimer fund complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares of the  other  Oppenheimer  funds at net asset  value without  sales  charge.  The sales charge on Class A shares is waived for that group  because of the  reduced  sales  efforts  realized  by the  Distributor.
Present or former  officers,  directors,  trustees  and  employees  (and their eligible  family  members) of the Fund,  the Manager and its  affiliates,  its parent  company and the  subsidiaries  of its parent  company,  and retirement plans established for the benefit of such  individuals,  are also permitted to purchase Class Y shares of the Oppenheimer funds that offer Class Y shares.

      Messrs. Murphy, Edwards, Legg, Petersen, Vandehey, Wixted and Zack and
Mss. Wolf, Bullington, Bloomberg, Ruffle and Ives, who are officers of the
Fund, hold the same offices with one or more of the other Board I Funds. As of the date of this SAI, the Fund had not commenced operations and therefore none of the Trustees or officers owned shares of the Fund. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or
of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                                   Independent Trustees
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)     Principal Occupation(s) During the Past     Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                      5 Years; Other                              Shares     Beneficially
Held with the Fund,   Trusteeships/Directorships Held; Number   Beneficially   Owned in
Length of Service,    of Portfolios in the Fund Complex          Owned in     Supervised
Age                   Currently Overseen                         the Fund       Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                                 As of December 31, 2008
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Brian F. Wruble,      General Partner of Odyssey Partners,      None        Over $100,000
Chairman of the       L.P. (hedge fund) (September
Board of Trustees     1995-December 2007); Director of Special
since 2007,           Value Opportunities Fund, LLC
Trustee since 2009,   (registered investment company)
Age: 65               (affiliate of the Manager's parent
                      company) (since September 2004);
                      Chairman (since August 2007) and Trustee
                      (since August 1991) of the Board of
                      Trustees of The Jackson Laboratory
                      (non-profit); Treasurer and Trustee of
                      the Institute for Advanced Study
                      (non-profit educational institute)
                      (since May 1992); Member of Zurich
                      Financial Investment Management Advisory
                      Council (insurance) (2004-2007); Special
                      Limited Partner of Odyssey Investment
                      Partners, LLC (private equity
                      investment) (January 1999-September
                      2004). Oversees 62 portfolios in the
                      OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
David K. Downes,      Independent Chairman GSK Employee         None        Over $100,000
Trustee since 2009    Benefit Trust (since April 2006);
Age: 68               Director of Correctnet (since January
                      2006); Trustee of Employee Trusts (since
                      January 2006); President, Chief
                      Executive Officer and Board Member of
                      CRAFund Advisors, Inc. (investment
                      management company) (since January
                      2004); Director of Internet Capital
                      Group (information technology company)
                      (since October 2003); Independent
                      Chairman of the Board Trustees of Quaker
                      Investment Trust (registered investment
                      company) (2004-2007); President of The
                      Community Reinvestment Act Qualified
                      Investment Fund (investment management
                      company) (2004-2007); Chief Operating
                      Officer and Chief Financial Officer of
                      Lincoln National Investment Companies,
                      Inc. (subsidiary of Lincoln National
                      Corporation, a publicly traded company)
                      and Delaware Investments U.S., Inc.
                      (investment management subsidiary of
                      Lincoln National Corporation)
                      (1993-2003); President, Chief Executive
                      Officer and Trustee of Delaware
                      Investment Family of Funds (1993-2003);
                      President and Board Member of Lincoln
                      National Convertible Securities Funds,
                      Inc. and the Lincoln National Income
                      Funds, TDC (1993-2003); Chairman and
                      Chief Executive Officer of Retirement
                      Financial Services, Inc. (registered
                      transfer agent and investment adviser
                      and subsidiary of Delaware Investments
                      U.S., Inc.) (1993-2003); President and
                      Chief Executive Officer of Delaware
                      Service Company, Inc. (1995-2003); Chief
                      Administrative Officer, Chief Financial
                      Officer, Vice Chairman and Director of
                      Equitable Capital Management Corporation
                      (investment subsidiary of Equitable Life
                      Assurance Society) (1985-1992);
                      Corporate Controller of Merrill Lynch &
                      Company (financial services holding
                      company) (1977-1985); held the following
                      positions at the Colonial Penn Group,
                      Inc. (insurance company): Corporate
                      Budget Director (1974-1977), Assistant
                      Treasurer (1972-1974) and Director of
                      Corporate Taxes (1969-1972); held the
                      following positions at Price Waterhouse
                      & Company (financial services firm): Tax
                      Manager (1967-1969), Tax Senior
                      (1965-1967) and Staff Accountant
                      (1963-1965); United States Marine Corps
                      (1957-1959). Oversees 6 portfolios in
                      the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Matthew P. Fink,      Trustee of the Committee for Economic     None        Over $100,000
Trustee since 2009    Development (policy research foundation)
Age: 67               (since 2005); Director of ICI Education
                      Foundation (education foundation)
                      (October 1991-August 2006); President of
                      the Investment Company Institute (trade
                      association) (October 1991-June 2004);
                      Director of ICI Mutual Insurance Company
                      (insurance company) (October 1991-June
                      2004). Oversees 5 portfolios in the
                      OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Phillip A.            Fellow of the Carnegie Corporation        None        Over $100,000
Griffiths,            (since 2007); Distinguished Presidential
Trustee since 2009    Fellow for International Affairs (since
Age: 69               2002) and Member (since 1979) of the
                      National Academy of Sciences; Council on
                      Foreign Relations (since 2002); Director
                      of GSI Lumonics Inc. (precision medical
                      equipment supplier) (since 2001); Senior
                      Advisor of The Andrew W. Mellon
                      Foundation (since 2001); Chair of
                      Science Initiative Group (since 1999);
                      Member of the American Philosophical
                      Society (since 1996); Trustee of
                      Woodward Academy (since 1983); Foreign
                      Associate of Third World Academy of
                      Sciences; Director of the Institute for
                      Advanced Study (1991-2004); Director of
                      Bankers Trust New York Corporation
                      (1994-1999); Provost at Duke University
                      (1983-1991). Oversees 54 portfolios in
                      the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mary F. Miller,       Trustee of International House            None        Over $100,000
Trustee since 2009    (not-for-profit) (since June 2007);
Age: 66               Trustee of the American Symphony
                      Orchestra (not-for-profit) (since
                      October 1998); and Senior Vice President
                      and General Auditor of American Express
                      Company (financial services company)
                      (July 1998-February 2003). Oversees 52
                      portfolios in the OppenheimerFunds
                      complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Joel W. Motley,       Managing Director of Public Capital       None        Over $100,000
Trustee since 2009    Advisors, LLC (privately held financial
Age: 56               advisor) (since January 2006); Managing
                      Director of Carmona Motley, Inc.
                      (privately-held financial advisor)
                      (since January 2002); Director of
                      Columbia Equity Financial Corp.
                      (privately-held financial advisor)
                      (2002-2007); Managing Director of
                      Carmona Motley Hoffman Inc.
                      (privately-held financial advisor)
                      (January 1998-December 2001); Member of
                      the Finance and Budget Committee of the
                      Council on Foreign Relations, Member of
                      the Investment Committee of the
                      Episcopal Church of America, Member of
                      the Investment Committee and Board of
                      Human Rights Watch and Member of the
                      Investment Committee of Historic Hudson
                      Valley. Oversees 5 portfolios in the
                      OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Russell S. Reynolds,  Chairman of RSR Partners (formerly "The   None        Over $100,000
Jr.,                  Directorship Search Group, Inc.")
Trustee since 2009    (corporate governance consulting and
Age: 77               executive recruiting) (since 1993); Life
                      Trustee of International House
                      (non-profit educational organization);
                      Former Trustee of The Historical Society
                      of the Town of Greenwich; Former
                      Director of Greenwich Hospital
                      Association. Oversees 5 portfolios in
                      the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mary Ann Tynan,       Vice Chair of Board of Trustees of        None*       None*
Trustee since 2009    Brigham and Woman's Hospital (non-profit
Age: 63Age: 63        hospital) (since 2000); Chair of Board
                      of Directors of Faulkner Hospital
                      (non-profit hospital) (since 1990);
                      Member of Audit and Compliance Committee
                      of Partners Health Care System
                      (non-profit) (since 2004); Board of
                      Trustees of Middlesex School
                      (educational institution) (since 1994);
                      Board of Directors of Idealswork, Inc.
                      (financial services provider) (since
                      2003); Member of Capital Campaign
                      Committee of Island Medical Center
                      (medical facility) (2006-2008); Partner,
                      Senior Vice President and Director of
                      Regulatory Affairs of Wellington
                      Management Company, LLP (global
                      investment manager) (1976- 2002); Vice
                      President and Corporate Secretary, John
                      Hancock Advisers, Inc. (mutual fund
                      investment adviser) (1970-1976).
                      Oversees 54 portfolios in the
                      OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Joseph M. Wikler,     Director of C-TASC (bio-statistics        None        Over $100,000
Trustee since 2009    services) (since 2007); Director of the
Age: 67               following medical device companies:
                      Medintec (since 1992) and Cathco (since
                      1996); Director of Lakes Environmental
                      Association (environmental protection
                      organization) (since 1996); Member of
                      the Investment Committee of the
                      Associated Jewish Charities of Baltimore
                      (since 1994); Director of
                      Fortis/Hartford mutual funds
                      (1994-December 2001). Oversees 5
                      portfolios in the OppenheimerFunds
                      complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Peter I. Wold,        President of Wold Oil Properties, Inc.    None        Over $100,000
Trustee since 2009    (oil and gas exploration and production
Age: 60               company) (since 1994); Vice President of
                      American Talc Company, Inc. (talc mining
                      and milling) (since 1999); Managing
                      Member of Hole-in-the-Wall Ranch (cattle
                      ranching) (since 1979); Vice President,
                      Secretary and Treasurer of Wold Trona
                      Company, Inc. (soda ash processing and
                      production) (1996 - 2006); Director and
                      Chairman of the Denver Branch of the
                      Federal Reserve Bank of Kansas City
                      (1993-1999); and Director of PacifiCorp.
                      (electric utility) (1995-1999). Oversees
                      5 portfolios in the OppenheimerFunds
                      complex.
-------------------------------------------------------------------------------------------
*  Ms. Tynan joined the Board of Trustees of the Fund on October 1, 2008.

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                                                 As of December 31, 2008
------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and        None        Over $100,000
President and      Director of the Manager since June 2001;
Principal          President of the Manager (September
Executive Officer  2000-March 2007); President and a director
since 2006 and     or trustee of other Oppenheimer funds;
Trustee since      President and Director of Oppenheimer
2009               Acquisition Corp. ("OAC") (the Manager's
Age: 59            parent holding company) and of Oppenheimer
                   Partnership Holdings, Inc. (holding company
                   subsidiary of the Manager) (since July
                   2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of the
                   Manager) (November 2001-December 2006);
                   Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chairman of the
                   Investment Company Institute's Board of
                   Governors (sine October 2007). Oversees 105
                   portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Edwards, Legg and Zack and Mss. Bloomberg and Ruffle, Two World
Financial Center, 225 Liberty Street, New York, New York 10281-1008, for
Messrs. Petersen, Vandehey and Wixted and Mss. Bullington, Ives and Wolf,
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------------
                             Other Officers of the Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Carol E. Wolf,          Senior Vice President of the Manager (since June 2000) and
Vice President and      of HarbourView Asset Management Corporation (since June
Portfolio Manager       2003); an officer of 9 portfolios in the OppenheimerFunds
since 2009              complex. Formerly Vice President of the Manager (June
Age:  56                1990-June 2000).
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Chief Compliance Officer of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2009      Management and Shareholder Services, Inc. (Since March
Age: 58                 2004); Vice President of OppenheimerFunds Distributor, Inc.,
                        Centennial Asset Management Corporation and Shareholder
                        Services, Inc. (since June 1983). Former Vice President and
                        Director of Internal Audit of the Manager (1997-February
                        2004). An officer of 105 portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer and           March 1999); Treasurer of the following: HarbourView Asset
Principal Financial &   Management Corporation, Shareholder Financial Services,
Accounting Officer      Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 2009              Management Corporation, and Oppenheimer Partnership
Age: 49                 Holdings, Inc. (since March 1999), OFI Private Investments,
                        Inc. (since March 2000), OppenheimerFunds International Ltd.
                        (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                        Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
                        program established by the Manager) (since June 2003);
                        Treasurer and Chief Financial Officer of OFI Trust Company
                        (trust company subsidiary of the Manager) (since May 2000);
                        Assistant Treasurer of the following: OAC (since March
                        1999),Centennial Asset Management Corporation (March
                        1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003). An officer of 105 portfolios in the
                        OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Brian Petersen,         Vice President of the Manager (since February 2007);
Assistant Treasurer     Assistant Vice President of the Manager (August
since 2009              2002-February 2007); Manager/Financial Product Accounting of
Age: 38                 the Manager (November 1998-July 2002). An officer of 105
                        portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Stephanie Bullington,   Assistant Vice President of the Manager (since October
Assistant Treasurer     2005); Assistant Vice President of ButterField Fund Services
since 2009              (Bermuda) Limited, part of The Bank of N.T. Butterfield &
Age: 31                 Son Limited (Butterfield) (February 2004-June 2005; Fund
                        Accounting Officer of Butterfield Fund Services (Bermuda)
                        Limited (September 2003-February 2004. An officer of 105
                        portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2009    Counsel (since March 2002) of the Manager; General Counsel
Age: 60                 and Director of the Distributor (since December 2001);
                        General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC (since
                        November 2001); Assistant Secretary (since September 1997)
                        and Director (since November 2001) of OppenheimerFunds
                        International Ltd. and OppenheimerFunds plc; Vice President
                        and Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real Asset
                        Management, Inc. (since November 2001); Senior Vice
                        President, General Counsel and Director of Shareholder
                        Financial Services, Inc. and Shareholder Services, Inc.
                        (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and
                        OFI Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior
                        Vice President and General Counsel of OFI Institutional
                        Asset Management, Inc. (since November 2001); Director of
                        OppenheimerFunds International Distributor Limited (since
                        December 2003); Senior Vice President (May 1985-December
                        2003). An officer of 105 portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998); Deputy General Counsel
Assistant Secretary     (since May 2008) and Assistant Secretary (since October
since 2009              2003) of the Manager; Vice President (since 1999) and
Age: 42                 Assistant Secretary (since October 2003) of the Distributor;
                        Assistant Secretary of Centennial Asset Management
                        Corporation (since October 2003); Vice President and
                        Assistant Secretary of Shareholder Services, Inc. (since
                        1999); Assistant Secretary of OppenheimerFunds Legacy
                        Program and Shareholder Financial Services, Inc. (since
                        December 2001); Senior Counsel of the Manager (October
                        2003-May 2008). An officer of 105 portfolios in the
                        OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice President (since May 2004) and Deputy General Counsel
Assistant Secretary     (since May 2008) of the Manager; Associate Counsel of the
since 2009              Manager (May 2004-May 2008); First Vice President (April
Age: 40                 2001-April 2004), Associate General Counsel (December
                        2000-April 2004) of UBS Financial Services Inc. (formerly,
                        PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Taylor V. Edwards,      Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     February 2007); Assistant Vice President and Assistant
since 2009              Counsel of the Manager (January 2006-February 2007);
Age: 41                 Formerly an Associate at Dechert LLP (September
                        2000-December 2005). An officer of 105 portfolios in the
                        OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Randy G. Legg,          Vice President (since June 2005) and Associate Counsel
Assistant Secretary     (since January 2007) of the Manager; Assistant Vice
since 2009              President (February 2004-June 2005) and Assistant Counsel
Age: 43                 (February 2004-January 2007) of the Manager. An officer of
                        105 portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Adrienne M. Ruffle,     Vice President (since February 2007) and Assistant Counsel
Assistant Secretary     (since February 2005) of the Manager; Assistant Vice
since 2009              President of the Manager (February 2005-February 2007);
Age: 31                 Associate (September 2002-February 2005) at Sidley Austin
                        LLP. An officer of 105 portfolios in the OppenheimerFunds
                        complex.
--------------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee
(if applicable), with respect to the Fund's fiscal year ended May 31, 2008.
The total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the
Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2007.

--------------------------------------------------------------------------------------
Name and Other Fund      Estimated                     Estimated          Total
                                       Retirement
                         Aggregate      Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                        Fiscal year ended May 31,                      Year ended
                                   2009                             December 31, 2008
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Brian F. Wruble(3)       $[ ] (4)         $[ ]        $65,868(5)        $[ ] (6)
Chairman of the Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
David K. Downes(7)
      Audit Committee
Chairman and
Regulatory &               $[ ]           $[ ]        $26,112(8)         $[ ](9)
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Matthew P. Fink            $[ ]           $[ ]        $10,004(10)         $[ ]
Regulatory &
Oversight Committee
Chairman and
Governance Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Robert G. Galli(11)        $[ ]           $[ ]       $137,599(12)       $[ ] (13)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Phillip A. Griffiths     $[ ](14)         $[ ]        $51,621(15)         $[ ]
Audit Committee
Member and Regulatory
& Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee
Member and Governance    $[ ](16)         $[ ]        $13,201(15)         $[ ]
Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Joel W. Motley           $[ ](17)         $[ ]        $32,741(15)         $[ ]
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Russell S. Reynolds,       $[ ]           $[ ]          $77,288           $[ ]
Jr.
Audit Committee
Member and Governance
Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Joseph M. Wikler
Audit Committee
Member and Regulatory    $[ ] (18)        $[ ]        $28,814(15)         $[ ]
& Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Peter I. Wold
Audit Committee
Member and Governance    $[ ] (19)        $[ ]        $28,814(15)         $[ ]
Committee Member
--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2.    "Estimated Annual Benefits Upon Retirement' is based on a single life payment election with the assumption that a Trustee would retire at the age of 75 and would then have been eligible to receive retirement plan benefits with respect to certain Board I Funds, and in the case of Messrs.
   Downes, Galli and Wruble, with respect to ten other Oppenheimer funds that are not Board I Funds (the "Non-Board I Funds"). The Board I Funds'
   retirement plan was frozen effective December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board I Funds was frozen effective
   December 31, 2007.
3.    Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
4.    Includes $[  ] deferred by Mr. Wruble under the "Compensation Deferral
   Plan".
5.    In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I funds, Mr. Wruble elected to have an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the
   Board I Funds' retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other Oppenheimer funds that are not the
   Non-Board I Funds. In lieu of receiving that estimated annual benefit, Mr.
   Wruble has elected to have an actuarially equivalent lump sum distributed to the Compensation Deferral Plan subsequent to the freezing of the
   Non-Board I Funds' retirement plan.
6.    Includes $[  ] paid to Mr. Wruble for serving as a director or trustee of the Non-Board I Funds.
7.    Mr. Downes was appointed as Trustee of the Board I Funds on August 1,
   2007, which was subsequent to the freezing of the Board I retirement plan.
8.    This amount represents the estimated benefits that would be payable to
   Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
   In lieu of receiving this estimated annual benefit, Mr. Downes has elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Non-Board I Funds' retirement plan.
9.    Includes $[  ] paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
10.   In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I funds, Mr. Fink elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the
   Board I Funds' retirement plan.
11.   Mr. Galli retired from the Boards of the Board I funds effective
   September 30, 2008.
12.   In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds, Mr. Galli elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I Funds.
   Mr. Galli has elected to receive this annual benefit in an annuity.
13.   Includes $[  ] paid to Mr. Galli for serving as a director or trustee of the Non-Board I Funds.
14.   Includes $[  ] deferred by Mr. Griffiths under the Compensation
   Deferral Plan.
15.   In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I funds, this Trustee elected to have an actuarially equivalent lump sum amount contributed to his or her
   Compensation Deferral Plan account subsequent to the freezing of the Board
   I Funds' retirement plan.
16.   Includes $[  ] deferred by Ms. Miller under the Compensation Deferral
   Plan.
17.   Includes $[  ] deferred by Mr. Motley under the Compensation Deferral
   Plan.
18.   Includes $[  ] deferred by Mr. Wikler under the Compensation Deferral
   Plan.
19.   Includes $[  ] deferred by Mr. Wold under the Compensation Deferral
   Plan.

|X|   Retirement Plan for Trustees. The Board I Funds has adopted a retirement plan that provides for payments to retired Independent Trustees.
 Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A
 Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The
 Board has frozen the retirement plan with respect to new accruals as of
 December 31, 2006 (the "Freeze Date").  Retirees as of the Freeze Date will continue to receive benefits under the previous terms of the Plan.  Each
 Trustee continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such Trustee a "Continuing Board Member") may elect to have his accrued benefit as of that date (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the
 Freeze Date) (i) paid at once or over time, (ii) rolled into the
 Compensation Deferral Plan described below, or (iii) in the case of
 Continuing Board Members having at least 7 years of service as of the Freeze
 Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

|X|   Compensation Deferral Plan. The Board of Trustees has adopted a
 Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer
 Funds selected by the Trustees. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      |X|   Major Shareholders. As of the date of this  SAI
, the Fund had not commenced operations and OppenheimerFunds, Inc.
was the only shareholder of record of the Fund due to its initial investment of
the "seed money" required for the Fund to commence operations.

      |X|   Control Persons.  The Oppenheimer funds, the Manager and their affiliates may invest in shares of the Fund. The Oppenheimer funds, the
Manager and their affiliates will invest in Class E shares of the Fund and will hold 100% of the shares of that Class. Those investments by the
Oppenheimer funds may, from time to time, represent more than 25% of the outstanding voting securities of the Fund. A withdrawal of the investment of an Oppenheimer fund, the Manager or their affiliates could adversely affect the expense ratio for Class E shares and/or lead to an increase in the Fund's portfolio turnover. In the event that any matter is submitted to a vote of the Fund's shareholders, each of the Oppenheimer funds, the Manager and their affiliates have undertaken to vote their securities in the same proportion as the shares of other Fund shareholders, except on matters pertaining only to
Class E shares. To the extent there is a vote specific to only Class E shareholders, the Oppenheimer funds, the Manager and their affiliates will vote in the best interests of the shareholders of that class. The Oppenheimer funds are each organized in either the state of Maryland or the Commonwealth of Massachusetts and the Manager is organized in the state of Colorado.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Manager and the Distributor have a Code of Ethics.
It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Fund does not have a Code of Ethics since it is a money market fund.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole.  The fees are allocated to each class of shares based on the relative proportion of the Fund's net assets represented by that class. As of the date of  this SAI, the Fund had not commenced operations.  Accordingly, no management fee has been paid by the Fund to the Manager.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

 Portfolio Manager. The Fund's portfolio is managed by Carol E. Wolf (the
"Portfolio Manager"). She is the person who is responsible for the day-to-day management of the Fund's investments.

      |X|   Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Ms. Wolf also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Ms. Wolf as of ___________, 2009. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
         Manager      Managed  Managed(1)  Managed    Managed   ManagedManaged(2)
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------
                        [ ]                [None]               [None]
      Carol E. Wolf              $[  ]                 [None]            [None]

     1.  In millions.
     2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or she may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Manager.  The Fund's Portfolio Manager is
      employed and compensated by the Manager, not the Fund. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, Fund performance is the most important element of compensation with half of annual cash compensation based on relative investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
      _________, 2009, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

            The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The majority (80%) is based on three and five year data, with longer periods weighted more heavily. Below median performance in all three periods results in an extremely low, and in some cases no, performance based bonus. The benchmark with respect to the Fund is [iMoneyNet First Tier
      Institutional Money Market Funds].  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.
      The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the
      Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.

        Ownership of Fund Shares.  As of the date of this SAI, the Fund had not commenced operations. Accordingly, the Portfolio Manager did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

      |X|   Portfolio Transactions. Portfolio decisions are based upon the recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs.
The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt execution of orders at the most favorable net price. If broker/dealers are used for portfolio transactions, transactions may be directed to brokers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund. As of the date of this SAI, the Fund had not commenced operations.  Accordingly, there have been no commissions paid.

Service Plan

The Distributor. Under its General Distributor's Agreement with the Fund,
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager, acts as the
Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Service Plan. The Fund has adopted a Service Plan for Class P shares under
Rule 12b-1 of the Investment Company Act. Under that plan the Fund pays the
Distributor for all or a portion of its costs incurred in connection with the servicing of the shares of Class P. The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing administrative services or that otherwise promote sales of the
Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to the plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.

      While the plan is in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for Class P, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class P Service Plan Fees. Under the Class P service plan, the
Distributor uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class P shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the
Distributor. The Class P service plan permits reimbursements to the
Distributor at a rate of up to 0.05% of average annual net assets of Class P shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class P shares in accounts for which the
Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to recipients at an annual rate not to exceed 0.05
% of the average annual net assets consisting of Class P shares held in the accounts of the recipients or their customers.  As of the date of this SAI, the Fund had not yet commenced operations.  Accordingly, no payments had been made under the Class P Plan.

        Any unreimbursed expenses the Distributor incurs with respect to
Class P shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class P plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.  All payments under the Class P plan are subject to the limitation imposed by the Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
                  Company Act, which are paid from the Fund's assets and
                  allocated to the class of shares to which the plan relates
                  (see "About the Fund -- Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
                  administrative or shareholder services, including
                  retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement
                  to the Manager or Distributor for expenses they incur on
                  behalf of the Fund;

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the
            Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
                   transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
                   self-regulatory agency, such as FINRA. Payments are made
                   based on the guidelines established by the Manager and
                   Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2007, the following financial intermediaries and/or their respective affiliates that offered shares of the
Oppenheimer funds received revenue sharing or similar distribution-related payments from the Manager or the Distributor for marketing or program support:

1st Global Capital Company              Legend Equities Corporation
Advantage Capital Corporation           Lincoln Benefit National Life
Aegon USA                               Lincoln Financial Advisors Corporation
Aetna Life Insurance & Annuity Company  Lincoln Investment Planning, Inc.
AG Edwards & Sons, Inc.                 Linsco Private Ledger Financial
                                        Massachusetts Mutual Life Insurance
AIG Financial Advisors                  Company
AIG Life Variable Annuity               McDonald Investments, Inc.
                                        Merrill Lynch Pierce Fenner & Smith,
Allianz Life Insurance Company          Inc.
Allmerica Financial Life Insurance &
Annuity Company                         Merrill Lynch Insurance Group
Allstate Life Insurance Company         MetLife Investors Insurance Company
American Enterprise Life Insurance      MetLife Securities, Inc.
American General Annuity Insurance      Minnesota Life Insurance Company
American Portfolios Financial
Services, Inc.                          MML Investor Services, Inc.
Ameriprise Financial Services, Inc.     Mony Life Insurance Company
Ameritas Life Insurance Company         Morgan Stanley & Company, Inc.
Annuity Investors Life Insurance
Company                                 Multi-Financial Securities Corporation
Associated Securities Corporation       Mutual Service Corporation
AXA Advisors LLC                        NFP Securities, Inc.
AXA Equitable Life Insurance Company    Nathan & Lewis Securities, Inc.
Banc One Securities Corporation         National Planning Corporation
Cadaret Grant & Company, Inc.           Nationwide Financial Services, Inc.
CCO Investment Services Corporation     New England Securities Corporation
                                        New York Life Insurance & Annuity
Charles Schwab & Company, Inc.          Company
Chase Investment Services Corporation   Oppenheimer & Company
Citicorp Investment Services, Inc.      PFS Investments, Inc.
Citigroup Global Markets Inc.           Park Avenue Securities LLC
CitiStreet Advisors LLC                 Phoenix Life Insurance Company
Citizen's Bank of Rhode Island          Plan Member Securities
Columbus Life Insurance Company         Prime Capital Services, Inc.
Commonwealth Financial Network          Primevest Financial Services, Inc.
Compass Group Investment Advisors       Protective Life Insurance Company
                                        Prudential Investment Management
CUNA Brokerage Services, Inc.           Services LLC
CUSO Financial Services, LLP            Raymond James & Associates, Inc.
E*TRADE Clearing LLC                    Raymond James Financial Services, Inc.
Edward  Jones                           RBC Dain Rauscher Inc.
Essex National Securities, Inc.         Royal Alliance Associates, Inc.
Federal Kemper Life Assurance Company   Securities America, Inc.
                                        Security Benefit Life Insurance
Financial Network                       Company
                                        Security First-Metlife Investors
Financial Services Corporation          Insurance Company
GE Financial Assurance                  SII Investments, Inc.
GE Life & Annuity                       Signator Investors, Inc.
Genworth Financial, Inc.                Sorrento Pacific Financial LLC
GlenBrook Life & Annuity Company        Sun Life Assurance Company of Canada
                                        Sun Life Insurance & Annuity Company
Great West Life & Annuity Company       of New York
GWFS Equities, Inc.                     Sun Life Annuity Company Ltd.
Hartford Life Insurance Company         SunTrust Bank
HD Vest Investment Services, Inc.       SunTrust Securities, Inc.
Hewitt Associates LLC                   Thrivent Financial Services, Inc.
IFMG Securities, Inc.                   Towers Square Securities, Inc.
ING Financial Advisers LLC              Travelers Life & Annuity Company
ING Financial Partners, Inc.            UBS Financial Services, Inc.
Invest Financial Corporation            Union Central Life Insurance Company
                                        United Planners Financial Services of
Investment Centers of America, Inc.     America
Jefferson Pilot Life Insurance Company  Wachovia Securities, Inc.
Jefferson Pilot Securities Corporation  Walnut Street Securities, Inc.
John Hancock Life Insurance Company     Waterstone Financial Group
JP Morgan Securities, Inc.              Wells Fargo Investments
Kemper Investors Life Insurance Company Wescom Financial Services

      For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

1st Global Capital Co.                    Lincoln Investment Planning, Inc.
AG Edwards                                Lincoln National Life Insurance Co.
ACS HR Solutions                          Linsco Private Ledger Financial
                                          Massachusetts Mutual Life Insurance
ADP                                       Company
                                          Matrix Settlement & Clearance
AETNA Life Ins & Annuity Co.              Services
Alliance Benefit Group                    McDonald Investments, Inc.
American Enterprise Investments           Mercer HR Services
American Express Retirement Service       Merrill Lynch
American United Life Insurance Co.        Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.       MetLife
Ameritrade, Inc.                          MFS Investment Management
AMG (Administrative Management Group)     Mid Atlantic Capital Co.
AST (American Stock & Transfer)           Milliman USA
AXA Advisors                              Morgan Keegan & Co, Inc.
Bear Stearns Securities Co.               Morgan Stanley Dean Witter
Benefit Administration Company, LLC       Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.              Nathan & Lewis Securities, Inc.
Benefit Consultants Group                 National City Bank
Benefit Plans Administration              National Deferred Comp
Benetech, Inc.                            National Financial
Bisys                                     National Investor Services Co.
Boston Financial Data Services            Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                 Newport Retirement Services, Inc.
Citigroup Global Markets Inc.             Northwest Plan Services, Inc.
CitiStreet                                NY Life Benefits
City National Bank                        Oppenheimer & Co, Inc.
Clark Consulting                          Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.      Pershing LLC
DA Davidson & Co.                         PFPC
DailyAccess Corporation                   Piper Jaffray & Co.
Davenport & Co, LLC                       Plan Administrators, Inc.
David Lerner Associates, Inc.             Plan Member Securities
Digital Retirement Solutions, Inc.        Primevest Financial Services, Inc.
DR, Inc.                                  Principal Life Insurance Co.
                                          Prudential Investment Management
Dyatech, LLC                              Services LLC
E*Trade Clearing LLC                      PSMI Group, Inc.
Edward D Jones & Co.                      Quads Trust Company
Equitable Life / AXA                      Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.           Reliance Trust Co.
ExpertPlan, Inc.                          Reliastar Life Insurance Company
FASCore LLC                               Robert W Baird & Co.
Ferris Baker Watts, Inc.                  RSM McGladrey
Fidelity                                  Scott & Stringfellow, Inc.
First Clearing LLC                        Scottrade, Inc.
First Southwest Co.                       Southwest Securities, Inc.
First Trust - Datalynx                    Standard Insurance Co
First Trust Corp                          Stanley, Hunt, Dupree & Rhine
Franklin Templeton                        Stanton Group, Inc.
Geller Group                              Sterne Agee & Leach, Inc.
Great West Life                           Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.        Sun Trust Securities, Inc.
Hartford Life Insurance Co.               Symetra Financial Corp.
HD Vest Investment Services               T. Rowe Price
Hewitt Associates LLC                     The 401k Company
HSBC Brokerage USA, Inc.                  The Princeton Retirement Group Inc.
ICMA - RC Services                        The Retirement Plan Company, LLC
Independent Plan Coordinators             TruSource Union Bank of CA
Ingham Group                              UBS Financial Services, Inc.
Interactive Retirement Systems            Unified Fund Services (UFS)
Invesmart (Standard Retirement Services,
Inc.)                                     US Clearing Co.
Janney Montgomery Scott, Inc.             USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.               USI Consulting Group
John Hancock                              VALIC Retirement Services
JP Morgan                                 Vanguard Group
July Business Services                    Wachovia
Kaufman & Goble                           Web401K.com
Legend Equities Co.                       Wedbush Morgan Securities
Legg Mason Wood Walker                    Wells Fargo Bank
Lehman Brothers, Inc.                     Wilmington Trust
Liberty Funds Distributor, Inc./Columbia
Management

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below.  As of the date of this SAI, the Fund had not commenced operations and has no performance.
You can obtain current performance information by calling the Fund's Transfer
Agent at 1.800.645.2028.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns and current yield for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparisons with other investments:
   o  Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
   o? An investment in the Fund is not insured by the FDIC or any other government agency.
   o  The Fund's yield is not fixed or guaranteed and will fluctuate.
   o? Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|   Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by:
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      o? Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

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                              [GRAPHIC OMITTED]
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      o? Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

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                              [GRAPHIC OMITTED]
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
      |X|   Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM))
which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan areas. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

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A B O U T  Y O U R  A C C O U N T
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How to Buy Shares

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue physical share certificates.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:
Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                Active Allocation Fund
Oppenheimer Baring Japan Fund                Equity Investor Fund
Oppenheimer Baring SMA International Fund    Conservative Investor Fund
Oppenheimer Core Bond Fund                   Moderate Investor Fund
Oppenheimer California Municipal Fund

                                          Oppenheimer Portfolio Series Fixed
                                          Income Active Allocation Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Appreciation Fund     Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                               Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest International Value
Oppenheimer Convertible Securities Fund   Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Rising Dividends Fund, Inc.
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Equity Fund, Inc.             Fund
                                          Oppenheimer Rochester Maryland
Oppenheimer Equity Income Fund, Inc.      Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Global Value Fund             Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Gold & Special Minerals Fund  Municipals
                                          Oppenheimer Rochester North Carolina
Oppenheimer International Bond Fund       Municipal Fund
Oppenheimer International Diversified     Oppenheimer Rochester Ohio Municipal
Fund                                      Fund
                                          Oppenheimer Rochester Virginia
Oppenheimer International Growth Fund     Municipal Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Select Value Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer SMA Core Bond Fund
Oppenheimer Main Street Fund              Oppenheimer SMA International Bond Fund
Oppenheimer Main Street Opportunity Fund  Oppenheimer Strategic Income Fund
Oppenheimer Main Street Small Cap Fund    Oppenheimer U.S. Government Trust
Oppenheimer MidCap Fund                   Oppenheimer Value Fund
                                          Limited-Term New York Municipal Fund
                                          Rochester Fund Municipals

LifeCycle Funds
      Oppenheimer Transition 2010 Fund
      Oppenheimer Transition 2015 Fund
      Oppenheimer Transition 2020 Fund
      Oppenheimer Transition 2025 Fund
      Oppenheimer Transition 2030 Fund
      Oppenheimer Transition 2040 Fund
      Oppenheimer Transition 2050 Fund

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class E, Class L and Class P shares and the dividends payable on Class E ,
Class L and Class P shares may be reduced by incremental expenses borne solely by that class. A salesperson may be entitled to receive compensation from his or her firm for selling Class P shares of the Fund.

The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.
Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, there is no annual "Minimum
Balance Fee".

The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined one hour after the close of the New York Stock
Exchange (the "NYSE"), on any day that the NYSE is open for trading (referred to in this Prospectus as a "regular business day"), at the time the Fund's dividends are calculated. The NYSE generally closes at 4:00 p.m. Eastern
Time, but may close earlier on certain days. The calculation is done by dividing the value of the Fund's net assets by the number of shares that are outstanding.  All references to time in this SAI mean "Eastern time." The
NYSE's most recent annual announcement (which is subject to change) states it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.  It may also close on other days.

      The Fund's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

      The Fund's Board of Trustees has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of
Trustees, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from
$1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 under the Investment Company Act requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Special Arrangements for Reinvestment in Fund Shares.  Shareholders may
reinvest in Fund shares after their account has been closed without meeting the minimum investment requirement that applies to initial share purchases.

Dividends and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends.  Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

         The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue
Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      |X|   Qualification as a Regulated Investment Company. The Fund has
elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its investment company taxable income and capital gain net income that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income for the taxable year.
The Fund must also satisfy certain other requirements of the Internal Revenue
Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of stock or securities or foreign currencies and certain other income derived with respect to its business of investing in such securities or currencies, and net income derived from interests in certain qualified publicly traded partnerships.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

      |X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Those distributions will be taxable to shareholders as ordinary income and capital gain income, respectively, and treated as dividends to the extent paid from the Fund's earnings and profits
(as determined under the Internal Revenue Code)..

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct, taxpayer identification number or to properly certify that number when acquired, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders shortly after the end of each year with a copy sent to the IRS. Backup withholding is not an additional tax; amounts withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status (ordinarily, IRS
Form W-8BEN). The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      For taxable years of the Fund beginning after December 31, 2007, properly designated dividends are generally exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S.
source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10%
or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described in this
Statement of Additional Information. Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The
Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $[250,000] are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services. KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: An obligation rated `BB', `B', `CCC', `CC', and `C' is regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" is currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" is currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA,' `AA,' `A,' `BBB,'
commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has  established  for an "R-1 (high)," few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low), debt protection  ranges from having reasonable  ability for timely  repayment to a level which is considered  only just  adequate.  The  liquidity  and debt  ratios  of  entities  in the  "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit."  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the Fund  with a remaining  maturity of 397 days or less,  or for rating  issuers of short-term obligations.

A.M. Best Company, Inc.
Debt Ratings

A Best's Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus)
to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's Best's Rating opinion is under review and may be subject to near-term change.

A.M. Best's Long-Term Credit Rating Scale is used when assigning a Best's
Long-Term Debt Rating.  The list below outlines the specific ratings and descriptions in this area.
                Long-Term Debt Ratings
     Investment Grade          Non-Investment Grade
     aaa (Exceptional)           bb (Speculative)
     aa (Very Strong)          b (Very Speculative)
        a (Strong)            ccc, cc, c (Extremely
                                   Speculative)
      bbb (Adequate)              d (In Default)

      Note: Debt Ratings displayed with an (i) denote indicative ratings
A Best's Short-Term Debt Rating is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper. The list below outlines the specific ratings in this area along with the associated descriptions.
                Short-Term Debt Ratings
     Investment Grade          Non-Investment Grade
    AMB-1+ (Strongest)         AMB-4 (Speculative)
    AMB-1 (Outstanding)           d (In Default)
   AMB-2 (Satisfactory)
     AMB-3 (Adequate)
Issuer Credit Ratings

A Best's Long-Term Credit Rating is an opinion as to the ability of the rated entity to meet its senior obligations. These ratings are assigned to insurance companies, holding companies, or other legal entities authorized to issue financial obligations.
Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus)
to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Issuer Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's Best's Rating opinion is under review and may be subject to near-term change.
A.M. Best's Long-Term Issuer Credit Rating scale is used when assigning a
Best's Issuer Credit Rating (ICR). The list below outlines the specific ratings in this area along with the associated descriptions.
       Non-Insurance Company                     Insurance Company
       Issuer Credit Ratings                   Issuer Credit Ratings
 Investment Grade   Non-Investment     Investment Grade     Non-Investment
                         Grade                                   Grade
aaa (Exceptional)  bb (Speculative)    aaa (Exceptional)       bb (Fair)
 aa (Very Strong)       b (Very          aa (Superior)       b (Marginal)
                     Speculative)
    a (Strong)        ccc, cc, c         a (Excellent)      ccc, cc (Weak)
                      (Extremely
                     Speculative)
  bbb (Adequate)    d (In Default)      bbb (Very Good)        c (Poor)
                                                            d (In Default)
A Best's Short-Term Issuer Credit Rating is an opinion as to the ability of the rated entity to meet its senior financial committments on obligations maturing in generally less than one year. The list below outlines the specific ratings in this area along with the associated descriptions.
           Short-Term Issuer Credit Ratings
     Investment Grade          Non-Investment Grade
    AMB-1+ (Strongest)         AMB-4 (Speculative)
    AMB-1 (Outstanding)           d (In Default)
   AMB-2 (Satisfactory)
     AMB-3 (Adequate)

------------------------------------------------------------------------------
Oppenheimer Institutional Treasury Money Market Fund
------------------------------------------------------------------------------

Internet Website:
www.oppenheimerfunds.com

Investment Adviser
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
(1.800.645.2028)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

Counsel to the Funds
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036
1234
___________________

(1). In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAIrefers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

             OPPENHEIMER INSTITUTIONAL TREASURY MONEY MARKET FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   (i) Declaration of Trust dated December 9, 2008: Filed herewith.
      (ii) Amendment No. 1 to Declaration of Trust dated December 19, 2008:
Filed herewith.

(b)   By-Laws: To be filed by amendment.

(c)   Not applicable. See Exhibits (a) and (b).

(d)   Investment Advisory Agreement: To be filed by amendment.

(e)   (i)  General Distributor's Agreement: To be filed by amendment.

(ii)  Dealer Agreement of OppenheimerFunds Distributor, Inc.: To be filed by amendment.

(iii) Broker Agreement of OppenheimerFunds Distributor, Inc.: To be filed by amendment.

(iv)  Agency Agreement of OppenheimerFunds Distributor, Inc.: To be filed by amendment.

(v)   Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: To be filed by amendment.

(vi)  Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.:
To be filed by amendment.

(f)   (i)  Amended and Restated Retirement Plan for Non-Interested Trustees
or Directors: To be filed by amendment.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: To be filed by amendment.

(g)   (i)  Global Custodial Services Agreement: To be filed by amendment.

      (ii) Amended and Restated Foreign Custody Manager Agreement: To be
filed by amendment.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel: To be filed by amendment.

(j)   Independent Registered Public Accounting Firm's Consent: To be filed by amendment.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant: To be filed by amendment.

(m)   Service Plan and Agreement for Class P shares: To be filed by amendment.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3: To be filed by amendment.

(o)   Powers of Attorney for all Trustees/Directors and Officers: To be filed by amendment.

(p)   Not applicable. The Registrant is a Money Market Fund.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Nine of Registrant's
Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections During the Past Two Years
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Timothy L. Abbuhl,          Treasurer  of  Centennial  Asset  Management  Corporation;  Vice
Vice President              President   and   Assistant    Treasurer   of   OppenheimerFunds
                            Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Patrick Adams               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Agan,                Senior Vice President of Shareholder  Financial  Services,  Inc.
Senior Vice President       and   Shareholders    Services,    Inc.;   Vice   President   of
                            OppenheimerFunds Distributor,  Inc., Centennial Asset Management
                            Corporation and OFI Private Investments Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carl Algermissen,           Assistant Secretary of Centennial Asset Management Corporation.
Vice President & Associate
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Amato,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Nicole Andersen,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Janette Aprilante,          Secretary (since December 2001) of:  Centennial Asset Management
Vice President & Secretary  Corporation,  OppenheimerFunds  Distributor,  Inc.,  HarbourView
                            Asset  Management  Corporation  (since June  2003),  Oppenheimer
                            Real Asset Management,  Inc.,  Shareholder  Financial  Services,
                            Inc., Shareholder Services,  Inc., Trinity Investment Management
                            Corporation  (since  January  2005),   OppenheimerFunds   Legacy
                            Program,  OFI Private Investments Inc. (since June 2003) and OFI
                            Institutional   Asset   Management,   Inc.  (since  June  2003).
                            Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dmitri Artemiev             Formerly  (until  January  2007)  Analyst/Developer  at Fidelity
Assistant Vice President    Investments.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Aynsley,               Formerly  Vice  President at Kepler  Equities  (December  2006 -
Vice President              February 2008)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James F. Bailey,            Senior Vice  President  of  Shareholder  Services,  Inc.  (since
Senior Vice President       March 2006).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Baker,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Barnes,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeff Baumgartner,           Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marc Baylin,                Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathleen Beichert,          Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gerald B. Bellamy,          Vice President (Sales Manager of the International  Division) of
Vice President              OFI Institutional Asset Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Emanuele Bergagnine,        Assistant Vice President of OFI Institutional  Asset Management,
Assistant Vice President    Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rajeev Bhaman,              Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Craig Billings,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of OppenheimerFunds  Distributor,
Vice President              Inc. and  Centennial  Asset  Management  Corporation;  Assistant
                            Secretary of Oppenheimer Acquisition Corp.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie Blanchard,            Formerly  Fund  Accounting  Manager  at  OppenheimerFunds,  Inc.
Assistant Vice President    (April 2006 - February 2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa I. Bloomberg,          Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Vice President & Deputy
General Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Veronika Boesch,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lori E. Bostrom,            Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Deputy
General Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David J. Bowers             Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Boydell,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Britton,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Garrett C. Broadrup,        None
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Holly Broussard,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Roger Buckley,              Formerly  Manager  in  Finance  (May  2006 -  February  2008) at
Assistant Vice President    OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carla Buffulin,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Stephanie Bullington,       None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
JoAnne Butler,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christine Calandrella,      Formerly  Director  of Empower  Network  (March 2007 - September
Assistant Vice President    2007);  formerly  HR Manager of Arrow  Electronics,  Inc.  (June
                            1998 - March 2007).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dale William Campbell,      Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Patrick Campbell,           Vice   President   of   OppenheimerFunds   Distributor,    Inc.,
Vice President              Shareholder  Services,  Inc. and Shareholder Financial Services,
                            Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Debra Casey,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Chaffee,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ronald Chibnik,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brett Clark,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jennifer Clark,             Formerly  Manager at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice President    February   2008).   Assistant   Vice  President  at  Shareholder
                            Financial Services,  Inc.,  Shareholder Services,  Inc., and OFI
                            Private Investments Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
H.C. Digby Clements,        None
Senior Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas Closs,               Formerly   (until   January   2007)   Development   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Cole,                 Formerly  Manager at  OppenheimerFunds,  Inc (May 2006 - January
Assistant Vice President    2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Eric Compton,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gerald James Concepcion,    None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Susan Cornwell,             Senior Vice President of Shareholder  Financial  Services,  Inc.
Senior Vice President       and    Shareholder    Services,    Inc.;   Vice   President   of
                            OppenheimerFunds Distributor,  Inc., Centennial Asset Management
                            Corporation and OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lauren Coulston,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Terry Crady,                Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George Curry,               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Dachille,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rushan Dagli,               Vice  President  of OFI Private  Investments  Inc.,  Shareholder
Vice President              Financial Services, Inc. and Shareholder Services, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jason Davis,                Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Dawson,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Delano,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kendra Delisa,              Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Damaris De Los Santos,      Formerly Senior Account Executive (July 2003 - February 2008).
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments  Inc.;  Vice
Vice President              President of OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sara Donahue,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alicia Dopico,              Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
A. Taylor Edwards,          None
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Venkat Eleswarapu,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christopher Emanuel,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James Robert Erven,         None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Falicia,              Assistant  Secretary  (as of July  2004)  of  HarbourView  Asset
Assistant Vice President    Management Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rachel Fanopoulos,          Formerly Manager (until August 2007) at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Matthew Farkas,             None
Vice President and
Assistant Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kristie Feinberg,           Assistant   Treasurer   of   Oppenheimer    Acquisition   Corp.,
Vice President and          Centennial  Asset  Management  Corp.,  OFI  Institutional  Asset
Assistant Treasurer         Management  Inc.  and  OFI   Institutional   Asset   Management;
                            Treasurer of OppenheimerFunds  Legacy Program,  Oppenheimer Real
                            Asset Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William Ferguson,           Formerly  Senior  Marketing  Manager  at  ETrade  (June  2006  -
Assistant Vice President    January 2007).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ronald H. Fielding,         Vice President of OppenheimerFunds  Distributor,  Inc.; Director
Senior Vice President;      of  ICI  Mutual  Insurance  Company;   Governor  of  St.  John's
Chairman of the Rochester   College;  Chairman of the Board of  Directors  of  International
Division                    Museum of Photography at George Eastman House.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steven Fling,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John E. Forrest,            Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Foxhoven,             Assistant Vice  President of  OppenheimerFunds  Legacy  Program;
Senior Vice President       Vice President of HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Colleen M. Franca,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Barbara Fraser,             Secretary of OFI Trust Company (since December 2007).
Vice President & Associate
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles Gapay,              Formerly   (as  of   January   2007)   Help  Desk   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Glenn,                Formerly Tax Manager at OppenheimerFunds,  Inc. (December 2006 -
Assistant Vice President    February 2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Benjamin J. Gord,           Vice President of HarbourView  Asset Management  Corporation and
Vice President              of OFI Institutional Asset Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Raquel Granahan,            Senior Vice  President  of OFI Private  Investments  Inc.;  Vice
Senior Vice President       President   of   OppenheimerFunds    Distributor,    Inc.,   and
                            OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Bradley Hebert,             Manager  at  OppenheimerFunds,  Inc.  (October  2004 -  February
Assistant Vice President    2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel Herrmann,            Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Benjamin Hetrick,           Manager at OppenheimerFunds, Inc (May 2006 - December 2007).
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph Higgins,             Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Eivind Holte,               Formerly Vice President at U.S. Trust (June 2005 - October 2007)
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Craig Holloway              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lucie Howell,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Hourihan,             Assistant Secretary of Oppenheimer Real Asset Management,  Inc.,
Vice President & Deputy     HarbourView  Asset  Management  Corporation,  OFI  Institutional
General Counsel             Asset   Management,   Inc.   (since   April  2006)  and  Trinity
                            Investment Management Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward Hrybenko,            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jason Hubersberger,         None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Andrew Huddleston,    None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott T. Huebl,             Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Douglas Huffman,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Huttlin,               Senior Vice President  (Director of the International  Division)
Vice President              (since  January  2004) of OFI  Institutional  Asset  Management,
                            Inc.;   Director   (since   June   2003)   of   OppenheimerFunds
                            International Distributor Limited.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathleen T. Ives,           Vice  President  and  Assistant  Secretary  of  OppenheimerFunds
Vice President, Deputy      Distributor,  Inc. and  Shareholder  Services,  Inc.;  Assistant
General Counsel &           Secretary   of   Centennial   Asset   Management    Corporation,
Assistant Secretary         OppenheimerFunds   Legacy  Program  and  Shareholder   Financial
                            Services, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Frank V. Jennings,          None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Jennings,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jin Jo,                     Formerly  Audit  Manager at  Deloitte & Touche LLP (as of August
Assistant Vice President    2007)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Kadehjian,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Amee Kantesaria,            None
Assistant Vice President
                                    and
Assistant Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas W. Keffer,           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James Kennedy,              None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Keogh,              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Kiernan,               None
Vice President & Marketing
Compliance Manager
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Kim,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Audrey Kiszla,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Knott,              President and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President    Executive  Vice  President  of  OFI  Private  Investments  Inc.;
                            Executive  Vice   President  &  Director  of  Centennial   Asset
                            Management Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel Kohn,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tatyana Kosheleva,          Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Kotlartz,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
S. Arthur Krause,           Formerly  Product  Manager  of  OppenheimerFunds,  Inc.  (as  of
Assistant Vice President    January 2007).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alexander Kurinets,         None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tracey Lange,               Vice  President of  OppenheimerFunds  Distributor,  Inc. and OFI
Vice President              Private Investments Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President  of OFI  Institutional  Asset  Management,  Inc. as of
Senior Vice President       January 2005.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Latino,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christopher M. Leavy,       Senior Vice  President  of OFI  Private  Investments  Inc.,  OFI
Senior Vice President       Institutional  Asset  Management,  Inc., and Trinity  Investment
                            Management Corporation
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder   Services,   Inc.  and
Senior Vice President       Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Levitt,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gang Li,                    None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie A. Libby,             Senior  Vice  President  and  Chief  Operating  Officer  of  OFI
Senior Vice President       Private Investments Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Justin Livengood,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christina Loftus,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ian Loughlin,               Formerly  Financial Analysis Manager at  OppenheimerFunds,  Inc.
Assistant Vice President    (June 2005 - February 2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel G. Loughran          None
Senior Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Patricia Lovett,            Vice  President  of  Shareholder  Financial  Services,  Inc. and
Senior Vice President       Senior Vice President of Shareholder Services, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Misha Lozovik,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Matthew Maley,              Formerly  Operations  Manager  at  Bear  Stearns  (June  2005  -
Assistant Vice President    February 2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Daniel Martin,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William T. Mazzafro,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Trudi McCanna,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Neil McCarthy,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Elizabeth McCormack,        Vice  President and  Assistant  Secretary of  HarbourView  Asset
Vice President              Management Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John McCullough,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph McDonnell,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive  Officer and
Senior Vice President       President  of  OFI  Trust  Company;  Chairman,  Chief  Executive
                            Officer,   Chief   Investment   Officer  and   Director  of  OFI
                            Institutional  Asset Management,  Inc.; Chief Executive Officer,
                            President,  Senior Managing Director and Director of HarbourView
                            Asset Management Corporation;  Chairman,  President and Director
                            of Trinity Investment Management  Corporation and Vice President
                            of Oppenheimer Real Asset Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William McNamara,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mary McNamee,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jay Mewhirter,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jan Miller,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott Miller,               Formerly  Assistant  Vice  President  at AXA  Distributors,  LLC
Vice President              (July 2005 - February 2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sarah Morrison,             Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer  Acquisition
Chairman, Chief             Corp.;   President  and  Director  of  Oppenheimer   Real  Asset
Executive Officer &         Management,   Inc.;   Chairman  and   Director  of   Shareholder
Director                    Services,   Inc.  and  Shareholder  Financial  Services,   Inc.;
                            Director   of    OppenheimerFunds    Distributor,    Inc.,   OFI
                            Institutional   Asset  Management,   Inc.,   Trinity  Investment
                            Management   Corporation,    Tremont   Group   Holdings,   Inc.,
                            HarbourView   Asset  Management   Corporation  and  OFI  Private
                            Investments  Inc.;  Executive  Vice  President of  Massachusetts
                            Mutual  Life  Insurance  Company;  Director  of DLB  Acquisition
                            Corporation;  a member  of the  Investment  Company  Institute's
                            Board of Governors.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Suzanne Murphy,             Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christina Nasta,            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James B. O'Connell,         None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Matthew O'Donnell,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tony Oh,                    None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John J. Okray,              None
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kristina Olson,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathleen Patton,            Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert H. Pemble,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian Petersen,             Assistant Treasurer of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Pfeffer,              Treasurer  of  Oppenheimer   Acquisition   Corp.;   Senior  Vice
Senior Vice President,      President of  HarbourView  Asset  Management  Corporation  since
Chief Financial Officer &   February 2004.
Treasurer
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
James F. Phillips,          None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gary Pilc,                  None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John Piper,                 Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Nicolas Pisciotti,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christine Polak,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jodi Pullman,               Formerly  Product  Manager at  OppenheimerFunds,  Inc.  (January
Assistant Vice President    2007   -   February    2008);    Senior   Project   Manager   at
                            OppenheimerFunds, Inc. (March 2006 - January 2007).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Timothy Raeke,              Formerly  (as of July 2007)  Vice  President  at MFS  Investment
Assistant Vice President    Management.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jason Reuter,               Formerly  Manager at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice President    February 2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Maria Ribeiro De Castro,    None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Eric Richter,               Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David Robertson,            Senior Vice  President of  OppenheimerFunds  Distributor,  Inc.;
Senior Vice President       President   and   Director  of   Centennial   Asset   Management
                            Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert Robis,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lucille Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Stacey Roode,               None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Royce,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Erica Rualo,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Adrienne Ruffle,            Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Matthew Torpey,             None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gary Salerno,               Formerly (as of May 2007) Separate  Account  Business Liaison at
Assistant Vice President    OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kurt Savallo,               Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mary Beth Schellhorn,       None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kathleen Schmitz,           Assistant  Vice  President  of  HarbourView   Asset   Management
Assistant Vice President    Corporation.     Formerly    Fund    Accounting    Manager    at
                            OppenheimerFunds, Inc. (November 2004 - February 2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Patrick Schneider,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Allan P. Sedmak,            None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Asutosh Shah,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kamal Shah,                 None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Navin Sharma,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Tammy Sheffer,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mary Dugan Sheridan,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Nicholas Sherwood,          Formerly  Manager at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice President    February 2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Skatrud,            Formerly  (as of March 2007)  Corporate  Bond  Analyst at Putnam
Assistant Vice President    Investments.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kevin Smith,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Paul Snogren                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alice Stein,                Vice  President at Morgan  Stanley  Investment  Management  from
Vice President & Assistant  (2004 - 2008).
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brett Stein,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset   Management
Senior Vice President       Corporation;   Vice   President  of  OFI   Institutional   Asset
                            Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Benjamin Stewart,           None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Peter Strzalkowski,         Vice President of HarbourView  Asset  Management,  Inc. Formerly
Vice President              (as of August 2007).  Founder/Managing Partner at Vector Capital
                            Management.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John P. Stoma,              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael Sussman,            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas Swaney,              Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Charles Toomey,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Melinda Trujillo,           None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark S. Vandehey,           Vice President and Chief Compliance Officer of  OppenheimerFunds
Senior Vice President &     Distributor,  Inc., Centennial Asset Management  Corporation and
Chief Compliance Officer    Shareholder   Services,   Inc.;  Chief  Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Oppenheimer  Real
                            Asset Management,  Inc.,  Shareholder Financial Services,  Inc.,
                            Trinity  Investment  Management  Corporation,   OppenheimerFunds
                            Legacy  Program,  OFI  Private  Investments  Inc.  and OFI Trust
                            Company and OFI Institutional Asset Management, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Nancy Vann,                 None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Vincent Vermette,           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ryan Virag,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jake Vogelaar,              None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark Wachter,               Formerly  Manager  at  OppenheimerFunds,   Inc.  (March  2005  -
Vice President              February 2008).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Darren Walsh,               President and Director of Shareholder  Financial Services,  Inc.
Executive Vice President    and Shareholder Services, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Walsh,              Vice President of OFI Private Investments.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Thomas Waters,              Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Deborah Weaver,             None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset   Management
Senior Vice President       Corporation.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Senior
Counsel
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christine Wells,            None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph J. Welsh,            Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Catherine M. White,         Assistant Vice President of OppenheimerFunds Distributor,  Inc.;
Assistant Vice President    member of the  American  Society  of  Pension  Actuaries  (ASPA)
                            since 1995.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Adam Wilde,                 None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Troy Willis,                None
Assistant Vice President,
Rochester Division
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mitchell Williams,          None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Julie Wimer,                None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director  of OFI Private
Senior Vice President       Investments  Inc.;  Director  &  President  of  OppenheimerFunds
                            Legacy  Program;   Senior  Vice  President  of  OppenheimerFunds
                            Distributor, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView   Asset   Management   Corporation;
Senior Vice President &     OppenheimerFunds  International  Ltd.,  Oppenheimer  Real  Asset
Treasurer                   Management,   Inc.,  Shareholder  Services,   Inc.,  Shareholder
                            Financial  Services,  Inc.,  OFI Private  Investments  Inc., OFI
                            Institutional Asset Management,  Inc.,  OppenheimerFunds plc and
                            OppenheimerFunds  Legacy Program;  Treasurer and Chief Financial
                            Officer   of  OFI  Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset   Management
Senior Vice President       Corporation  and of  Centennial  Asset  Management  Corporation;
                            Vice  President  of OFI  Institutional  Asset  Management,  Inc;
                            serves on the Board of the Colorado Ballet.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Meredith Wolff,             Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Kurt Wolfgruber,            Director  of  OppenheimerFunds  Distributor,  Inc.,  Director of
President, Chief            Tremont  Group  Holdings,  Inc.,  HarbourView  Asset  Management
Investment Officer &        Corporation and OFI Institutional Asset Management,  Inc. (since
Director                    June  2003).  Management  Director  of  Oppenheimer  Acquisition
                            Corp. (since December 2005).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Geoff Youell,               None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert G. Zack,             General  Counsel of  Centennial  Asset  Management  Corporation;
Executive Vice President &  General  Counsel and Director of  OppenheimerFunds  Distributor,
General Counsel             Inc.;  Senior Vice President and General  Counsel of HarbourView
                            Asset  Management   Corporation  and  OFI  Institutional   Asset
                            Management,  Inc.;  Senior Vice  President,  General Counsel and
                            Director of Shareholder  Financial Services,  Inc.,  Shareholder
                            Services,  Inc., OFI Private  Investments  Inc.;  Executive Vice
                            President,  General  Counsel and Director of OFI Trust  Company;
                            Director   and   Assistant    Secretary   of    OppenheimerFunds
                            International  Limited;  Vice  President,  Secretary and General
                            Counsel  of   Oppenheimer   Acquisition   Corp.;   Director  and
                            Assistant    Secretary   of    OppenheimerFunds    International
                            Distributor Limited;  Vice President of OppenheimerFunds  Legacy
                            Program; Vice President and Director of Oppenheimer  Partnership
                            Holdings Inc.;  Director of OFI Institutional  Asset Management,
                            Ltd.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark D. Zavanelli,          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sara Zervos,                None
Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ronald Zibelli, Jr.         Formerly  Managing  Director and Small Cap Growth Team Leader at
Vice President              Merrill Lynch.
---------------------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
   Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
      Active Allocation Fund
      Equity Investor Fund
      Conservative Investor Fund
   Moderate Investor Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
      Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
      Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
      Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest Opportunity Value Fund
   Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Double Tax-Free Municipals
Oppenheimer Rochester General Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
   Oppenheimer Balanced Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Core Bond Fund/VA
   Oppenheimer Global Securities Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer MidCap Fund/VA
   Oppenheimer Money Fund/VA
   Oppenheimer Strategic Bond Fund/VA
   Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
   Government Securities Portfolio
   Growth Portfolio
   Oppenheimer International Growth Fund/VA
   Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial Asset Management  Corporation,  and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer Acquisition Corp., OFI
Private   Investments   Inc.,  OFI  Institutional   Asset   Management,   Inc.
Oppenheimer  Real Asset  Management,  Inc. and OFI Trust  Company is Two World
Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  New  York
10281-1008.

The address of Tremont  Group  Holdings,  Inc. is 555 Theodore  Fremd  Avenue,
Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International Ltd. is 70 Sir John Rogerson's
Quay, Dublin 2, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of  OppenheimerFunds  International  Distributor  Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President and       None
                                 Treasurer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Apostolopoulos(1)         Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher Bergeron             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
11504 Flowering Plum Lane
Highland,  UT  84003
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Bracchi                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ross Burkstaller                 Vice President           None
211 Tulane Drive SE
Albuquerque, NM 87106
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Caruso                    Vice President           None
15 Deforest Road
Wilton, CT 06897
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chronofsky                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Daley                    Vice President           None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
14431 SE 61st Street
Bellevue, WA 98006
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beth Arthur Du Toit(1)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kristie Feinberg(2)              Assistant Treasurer      None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Friebel                  Vice President           None
2919 St. Albans Forest Circle
Glencoe, MO 63038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alyson Frost(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuerman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charlotte Gardner(1)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Goldberg                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Grill(2)                  Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunter                  Vice President           None
603 Withers Circle
Wilmington, DE 19810
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Kevin J. Healy(2)                Vice President           None
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Kenneth Henry(2)                 Vice President           None
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Wendy G. Hetson(2)               Vice President           None
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Jennifer Hoelscher(1)            Assistant Vice President None
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William E. Hortz(2)              Vice President           None
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Edward Hrybenko(2)               Vice President           None
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Amy Huber(1)i                    Assistant Vice President None
----------------------------------------------------------------------------------
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Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
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Patrick Hyland(2)                Assistant Vice President None
----------------------------------------------------------------------------------
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Keith Hylind(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
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Shonda Rae Jaquez(2)             Vice President           None
----------------------------------------------------------------------------------
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Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
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Elyse Jurman                     Vice President           None
5486 NW 42 Ave
Boca Raton, FL 33496
----------------------------------------------------------------------------------
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Thomas Keffer(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
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Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
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Brian Kiley(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 President and Director   None
----------------------------------------------------------------------------------
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Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
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Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
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David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
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Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
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John Laudadio                    Vice President           None
----------------------------------------------------------------------------------
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Jesse Levitt(2)                  Vice President           None
----------------------------------------------------------------------------------
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Julie Libby(2)                   Senior Vice President    None
----------------------------------------------------------------------------------
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Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
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Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
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Christina Loftus(2)              Vice President           None
----------------------------------------------------------------------------------
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Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
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Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
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Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
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Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
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Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
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LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
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Michael McDonald                 Vice President           None
11749 S Cormorant Circle
Parker, CO 80134
----------------------------------------------------------------------------------
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John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
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Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
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Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
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William Meerman                  Vice President           None
4939 Stonehaven Drive
Columbus, OH 43220
----------------------------------------------------------------------------------
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Saul Mendoza                     Vice President           None
503 Vincinda Crest Way
Tampa FL 33619
----------------------------------------------------------------------------------
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Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
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Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
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Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
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Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
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David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
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Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
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Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
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Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
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John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
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Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
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Christopher Nicholson(2)         Vice President           None
----------------------------------------------------------------------------------
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Patrick Noble                    Vice President           None
----------------------------------------------------------------------------------
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Chad Noel                        Vice President           None
----------------------------------------------------------------------------------
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Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
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Maria Paster(2)                  Assistant Vice           None
                                 President
----------------------------------------------------------------------------------
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Donald Pawluk(2)                 Vice President           None
----------------------------------------------------------------------------------
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Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
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Wayne Perry                      Vice President           None
3900 Fairfax Drive Apt 813
Arlington, VA 22203
----------------------------------------------------------------------------------
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Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
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Aaron Pisani(1)                  Vice President           None
----------------------------------------------------------------------------------
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Rachel Powers                    Vice President           None
----------------------------------------------------------------------------------
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Nicole Pretzel                   Vice President           None
----------------------------------------------------------------------------------
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Minnie Ra                        Vice President           None

100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
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Dustin Raring                    Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
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Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
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Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ramsey Rayan(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
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Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
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David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
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Michael Rock                     Vice President           None
9016 Stourbridge Drive
Huntersville, NC 28078
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stacy Roode                      Vice President           None
----------------------------------------------------------------------------------
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Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
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Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Staples                  Vice President           None
4255 Jefferson St Apt 328
Kansas City, MO 64111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Sussi(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Troy Testa                       Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
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Vincent Vermette(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Darren Walsh(1)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janeanne Weickum(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kurt Wolfgruber(2)               Director                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

 (c)  Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Initial Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of December, 2008.

                        Oppenheimer Institutional Treasury Money Market Fund

                     By:      /s/ Alice J. Stein
                        Alice J. Stein
                        President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Nancy S. Vann             Trustee                       December 22, 2008
Nancy S. Vann

/s/ Taylor V. Edwards         Trustee                       December 22, 2008
Taylor V. Edwards

/s/ Alice J. Stein            President and Trustee         December 22, 2008
Alice J. Stein

/s/ Brian W. Wixted           Treasurer, Principal          December 22, 2008
Brian W. Wixted               Financial & Accounting Officer

             Oppenheimer Institutional Treasury Money Market Fund

                 Initial Registration Statement on Form N-1A

                                EXHIBIT INDEX

Exhibit No.       Description

23(a)(i)          Declaration of Trust dated December 9, 2008

23(a)(ii)         Amendment No. 1 to Declaration of Trust dated December 19,
2008